THE
ALGER FUNDS

Prospectus March 1, 2016

	Class	Ticker Symbol
Alger Capital Appreciation Fund	A B C	ACAAX ACAPX ALCCX
Alger International Growth Fund	A B C	ALGAX AFGPX ALGCX
Alger Mid Cap Growth Fund	A B C	AMGAX AMCGX AMGCX
Alger SMid Cap Growth Fund	A B C	ALMAX ALMBX ALMCX
Alger Small Cap Growth Fund	A B C	ALSAX ALSCX AGSCX
Alger Small Cap Focus Fund	A C	AOFAX AOFCX
Alger Health Sciences Fund	A B C	AHSAX AHSBX AHSCX
Alger Growth & Income Fund	A C	ALBAX ALBCX

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents

THE ALGER FUNDS
1	Summary Sections
1	Alger Capital Appreciation Fund
7	Alger International Growth Fund
13	Alger Mid Cap Growth Fund
19	Alger SMid Cap Growth Fund
25	Alger Small Cap Growth Fund
31	Alger Small Cap Focus Fund
38	Alger Health Sciences Fund
45	Alger Growth & Income Fund
51	Introduction: The Alger Funds
52	Hypothetical Investment and Expense Information
57	Additional Information About the Funds' Investment Strategies and Investments
63	Management and Organization
66	Financial Highlights
A-1	Shareholder Information
A-1	Distributor
A-1	Transfer Agent
A-1	Net Asset Value
A-2	Purchasing and Redeeming Fund Shares
A-3	Dividends and Distributions
A-3	Classes of Fund Shares
A-4	Sales Charges
A-7	Waivers of Sales Charges
A-9	Reduced Sales Charges
A-10	Investment Instructions
A-10	Special Instructions for Class B Shares
A-10	To Open an Account
A-11	To Make Additional Investments in an Existing Account
A-12	To Exchange Shares
A-12	To Redeem Shares
A-14	Limitations on Excessive Trading
A-15	Disclosure of Portfolio Holdings
A-17	Other Information
A-19	For Fund Information

Summary Sections

Alger Capital Appreciation Fund

Investment Objective

Alger Capital Appreciation Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. While the investment minimum is lower, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger Capital Appreciation Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees**	.79%**	.79%**	.79%**
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.19%	.22%	.20%
Total Annual Fund Operating Expenses	1.23%	2.01%	1.99%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

**  The Fund and Fred Alger Management, Inc. have adopted fee breakpoints for Alger Capital Appreciation Fund. The management fee for assets up to $2 billion is .81%. The management fee for assets in excess of $2 billion is .65%, with an additional breakpoint of .60% for assets in excess of $4 billion. The actual rate paid as a percentage of average daily net assets for the period ended October 31, 2015, was .79%.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a

Prospectus 1/180

5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$644	$895	$1,165	$1,935
Class B	$704	$930	$1,283	$2,137
Class C	$302	$624	$1,073	$2,317

You would pay the following expenses if you did not redeem your shares:

Class B	$204	$630	$1,083	$2,137
Class C	$202	$624	$1,073	$2,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 141.43% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can invest in foreign securities.

Prospectus 2/180

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 3/180

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 20.60%	Worst Quarter: Q4 2008 -22.57%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	0.66%	12.39%	10.23%	8.79%
Return After Taxes on Distributions	-1.16%	10.56%	9.33%	8.15%
Return After Taxes on Distributions and Sale of Fund Shares	1.89%	9.55%	8.29%	7.47%
Class B (Inception 11/1/93)
Return Before Taxes	0.63%	12.44%	10.10%	8.75%
Class C (Inception 7/31/97)
Return Before Taxes	4.50%	12.73%	9.99%	8.56%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%	6.87%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

Prospectus 4/180

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Portfolio Manager Since June 2015
Patrick Kelly, CFA Executive Vice President, Portfolio Manager and Head of Alger Capital Appreciation and Spectra Strategies Since September 2004

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

Prospectus 5/180

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 6/180

Alger International Growth Fund

Investment Objective

Alger International Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. While the investment minimum is lower, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger International Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%	.71%	.71%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.36%	.33%	.38%
Total Annual Fund Operating Expenses	1.32%	2.04%	2.09%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 7/180

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$652	$921	$1,210	$2,032
Class B	$707	$940	$1,298	$2,184
Class C	$312	$655	$1,124	$2,421

You would pay the following expenses if you did not redeem your shares:

Class B	$207	$640	$1,098	$2,184
Class C	$212	$655	$1,124	$2,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 114.81% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index

Prospectus 8/180

(ACWI) ex USA, which is an unmanaged market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

The following risks may also apply:

•  Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus 9/180

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Previously, the Fund followed different investment strategies under the name "Alger Large Cap Growth Fund" and was managed by a different portfolio manager. Performance prior to May 31, 2013 reflects that prior management style and does not reflect the Fund's current investment strategies and investment personnel. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 15.77%	Worst Quarter: Q4 2008 -26.33%

Prospectus 10/180

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	-4.35%	4.50%	3.00%	5.09%
Return After Taxes on Distributions	-4.37%	4.35%	2.91%	4.65%
Return After Taxes on Distributions and Sale of Fund Shares	-2.46%	3.43%	2.31%	4.21%
Class B (Inception 11/11/86)
Return Before Taxes	-4.78%	4.54%	3.00%	5.05%
Class C (Inception 7/31/97)
Return Before Taxes	-0.88%	4.76%	2.77%	4.87%
MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)	-5.25%	1.51%	3.38%	4.94%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Pedro V. Marcal Senior Vice President and Portfolio Manager Since May 2013

Prospectus 11/180

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 12/180

Alger Mid Cap Growth Fund

Investment Objective

Alger Mid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. While the investment minimum is lower, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger Mid Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.76%	.76%	.76%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.31%	.26%	.36%
Total Annual Fund Operating Expenses	1.32%	2.02%	2.12%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 13/180

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$652	$921	$1,210	$2,032
Class B	$705	$934	$1,288	$2,168
Class C	$315	$664	$1,139	$2,452

You would pay the following expenses if you did not redeem your shares:

Class B	$205	$634	$1,088	$2,168
Class C	$215	$664	$1,139	$2,452

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122.05% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2015, the market capitalization of the companies in these indexes ranged from $661.4 million to $30.4 billion.

The Fund can invest in foreign securities.

Prospectus 14/180

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Mid Cap Securities Risk – there may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 15/180

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 19.64%	Worst Quarter: Q4 2008 -32.40%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	-6.97%	7.67%	4.48%	7.88%
Return After Taxes on Distributions	-6.97%	7.67%	3.60%	6.53%
Return After Taxes on Distributions and Sale of Fund Shares	-3.94%	6.04%	3.25%	6.09%
Class B (Inception 5/24/93)
Return Before Taxes	-7.27%	7.75%	4.40%	7.83%
Class C (Inception 7/31/97)
Return Before Taxes	-3.61%	7.89%	4.17%	7.31%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	-10.20%	11.54%	8.16%	8.27%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

Prospectus 16/180

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Portfolio Manager Since November 2010
Alex Goldman Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015
Michael J. Melnyk, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013
Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013

Prospectus 17/180

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 18/180

Alger SMid Cap Growth Fund

Investment Objective

Alger SMid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. While the investment minimum is lower, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger SMid Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.24%	.29%	.26%
Total Annual Fund Operating Expenses	1.30%	2.10%	2.07%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 19/180

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$650	$915	$1,200	$2,010
Class B	$713	$958	$1,329	$2,227
Class C	$310	$649	$1,114	$2,400

You would pay the following expenses if you did not redeem your shares:

Class B	$213	$658	$1,129	$2,227
Class C	$210	$649	$1,114	$2,400

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110.40% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2015, the market capitalization of the companies in these indexes ranged from $18.7 million to $30.4 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can invest in foreign securities.

Prospectus 20/180

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's

Prospectus 21/180

past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 17.85%	Worst Quarter: Q4 2008 -28.33%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since Inception (5/8/02)
Class A
Return Before Taxes	-7.25%	6.92%	6.61%	7.49%
Return After Taxes on Distributions	-15.14%	3.39%	4.74%	6.33%
Return After Taxes on Distributions and Sale of Fund Shares	2.43%	5.32%	5.29%	6.49%
Class B
Return Before Taxes	-5.73%	7.08%	6.51%	7.44%
Class C
Return Before Taxes	-3.43%	7.26%	6.37%	7.21%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	-0.19%	11.43%	8.49%	8.69%

Prospectus 22/180

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Jill Greenwald, CFA* Executive Vice President and Portfolio Manager Since Inception (5/8/02)

*  Jill Greenwald is currently on a temporary medical leave of absence. During Ms. Greenwald's absence, Dan C. Chung, Chief Executive Officer, Chief Investment Officer, and Portfolio Manager since January 2016, has primary responsibility for day-to-day management of the Fund's portfolio.

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new investments.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

Prospectus 23/180

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 24/180

Alger Small Cap Growth Fund

Investment Objective

Alger Small Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. While the investment minimum is lower, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger Small Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.29%	.35%	.35%
Total Annual Fund Operating Expenses	1.35%	2.16%	2.16%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 25/180

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$655	$930	$1,226	$2,064
Class B	$719	$976	$1,359	$2,287
Class C	$319	$676	$1,159	$2,493

You would pay the following expenses if you did not redeem your shares:

Class B	$219	$676	$1,159	$2,287
Class C	$219	$676	$1,159	$2,493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 131.72% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad-based indexes of small capitalization stocks. At December 31, 2015, the market capitalization of the companies in these indexes ranged from $18.7 million to $6.4 billion.

Prospectus 26/180

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Small Cap Securities Risk – there may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 27/180

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 20.75%	Worst Quarter: Q4 2008 -27.27%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	-8.55%	5.86%	6.03%	3.65%
Return After Taxes on Distributions	-12.90%	3.53%	4.85%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares	-1.20%	4.57%	4.84%	2.97%
Class B (Inception 11/11/86)
Return Before Taxes	-7.88%	6.12%	6.02%	3.63%
Class C (Inception 7/31/97)
Return Before Taxes	-4.93%	5.99%	5.68%	3.46%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-1.38%	10.67%	7.95%	6.05%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

Prospectus 28/180

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Jill Greenwald, CFA* Executive Vice President and Portfolio Manager Since November 2001
Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

*  Jill Greenwald is currently on a temporary medical leave of absence. During Ms. Greenwald's absence, Dan C. Chung, Chief Executive Officer, Chief Investment Officer, and Portfolio Manager since January 2016, has assumed Ms. Greenwald's responsibility for day-to-day management of the Fund's portfolio.

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

Prospectus 29/180

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 30/180

Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. While the investment minimum is lower, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger Small Cap Focus Fund
Class	A		C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%		None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00	%*	1.00%
Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%		.75%
Distribution and/or Service (12b-1) Fees	.25%		1.00%
Other Expenses	.82%		.78%
Total Annual Fund Operating Expenses	1.82%		2.53%
Expense Reimbursement***	.62	%***	.58	%***
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%		1.95%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

**  The expense information in the table has been restated to reflect the current Management Fees.

***  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2017, to the extent necessary to limit the annual operating expenses of the Fund's Class A Shares to 1.20%, and Class C Shares to 1.95%, of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation at the time of the reimbursement.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you

Prospectus 31/180

invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$641	$1,010	$1,404	$2,502
Class C	$298	$732	$1,293	$2,822

You would pay the following expenses if you did not redeem your shares:

Class C	$198	$732	$1,293	$2,822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162.44% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small capitalization stocks. At December 31, 2015, the market capitalization of the companies in the index ranged from $18.7 million to $6.4 billion. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies

Prospectus 32/180

through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

The Fund intends to invest a substantial portion of its assets in a small number of issuers, and will concentrate its holdings in a few industries. Generally the Fund will hold approximately 50 securities. The number of securities held by the Fund may occasionally exceed this range for a variety of reasons.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Small Cap Securities Risk – there may be greater risk in investing in companies with small market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Less Diversified Portfolio Risk – the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

•  Concentration Risk – since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because the field of

Prospectus 33/180

medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. In addition, companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. Prior to August 7, 2015 the Fund compared its performance to the Russell 2500 Growth Index. From August 7 forward, the Fund will compare its performance to the Russell 2000 Growth Index to better reflect its investment strategies.

Prospectus 34/180

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 22.50%	Worst Quarter: Q3 2011 -23.02%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception (3/3/08)
Class A
Return Before Taxes	-3.72%	7.81%	6.52%
Return After Taxes on Distributions	-3.72%	5.75%	5.94%
Return After Taxes on Distributions and Sale of Fund Shares	-2.11%	6.01%	5.72%
Class C
Return Before Taxes	0.01%	8.23%	6.49%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-1.38%	10.67%	9.43%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	-0.19%	11.43%	9.52%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares,

Prospectus 35/180

which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Prospectus 36/180

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 37/180

Alger Health Sciences Fund

Investment Objective

Alger Health Sciences Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. While the investment minimum is lower, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger Health Sciences Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.25%	.28%	.27%
Total Annual Fund Operating Expenses	1.31%	2.09%	2.08%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 38/180

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$918	$1,205	$2,021
Class B	$712	$955	$1,324	$2,221
Class C	$311	$652	$1,119	$2,410

You would pay the following expenses if you did not redeem your shares:

Class B	$212	$655	$1,124	$2,221
Class C	$211	$652	$1,119	$2,410

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 133.92% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

Prospectus 39/180

•  producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in private equity investments, which are securities for which there is no readily available market.

The Fund can invest in foreign securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Concentration Risk – since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

Prospectus 40/180

•  Liquidity Risk – the sale or transfer of private equity investments may be limited or prohibited by contract or law. Private equity securities are generally fair valued as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 41/180

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 12.90%	Worst Quarter: Q4 2008 -16.20%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since Inception (5/1/02)
Class A
Return Before Taxes	-3.01%	14.60%	9.28%	11.44%
Return After Taxes on Distributions	-7.15%	10.82%	7.11%	10.04%
Return After Taxes on Distributions and Sale of Fund Shares	0.51%	11.01%	7.09%	9.62%
Class B
Return Before Taxes	-2.64%	14.71%	9.17%	11.38%
Class C
Return Before Taxes	0.74%	14.96%	9.02%	11.14%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%	6.88%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to

Prospectus 42/180

investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since October 2005
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new investments.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Prospectus 43/180

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 44/180

Alger Growth & Income Fund

Investment Objective

Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. While the investment minimum is lower, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

	Alger Growth & Income Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%*	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.585%	.585%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.315%	.315%
Total Annual Fund Operating Expenses	1.15%	1.90%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 45/180

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$636	$871	$1,125	$1,849
Class C	$293	$597	$1,026	$2,222

You would pay the following expenses if you did not redeem your shares:

Class C	$193	$597	$1,026	$2,222

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.83% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc. classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks. At

Prospectus 46/180

December 31, 2015, the market capitalization of the companies in this index ranged from $1.8 billion to $606.4 billion.

The Fund can invest in foreign securities.

Principal Risks

Equity Securities Risk – As with any portfolio that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Income-Producing Securities Risk – companies may cut or fail to declare dividends due to market downturns or other reasons.

•  Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus 47/180

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Previously, the Fund followed a different investment objective and different strategies under the name "Alger Balanced Fund." Performance prior to April 1, 2011 does not reflect the Fund's current investment objective and strategies. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q4 2011 12.45%	Worst Quarter: Q4 2008 -17.68%

Prospectus 48/180

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	-4.14%	10.25%	6.31%	7.55%
Return After Taxes on Distributions	-5.47%	9.22%	5.46%	6.77%
Return After Taxes on Distributions and Sale of Fund Shares	-1.75%	7.79%	4.71%	6.08%
Class C (Inception 7/31/97)
Return Before Taxes	-0.54%	10.61%	6.08%	7.33%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%	7.46%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2011
Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since April 2012

Prospectus 49/180

Shareholder Information

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 50/180

Introduction: The Alger Funds

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Each Fund other than Alger Capital Appreciation Fund and Alger Growth & Income Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy. Other than Alger International Growth Fund, each Fund's investment objective may be changed by the Board of Trustees without shareholder approval. A Fund will provide its shareholders with at least 60 days' prior notice of any change to its investment objective.

All of a Fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund's other share classes due to the differences in charges or expenses. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the Summary Sections is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

•  Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

•  Russell 2500 Growth Index: An index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market.

•  Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States.

Prospectus 51/180

Hypothetical Investment and Expense Information

Hypothetical investment and expense information, which is not required to be included in this Prospectus by the Securities and Exchange Commission, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period;

•  Your investment has a 5% return before expenses each year; and

•  The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Prospectus 52/180

Alger Capital Appreciation Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.48%	2.23%	6.09%	10.09%	14.24%	18.55%	23.01%	27.65%	32.46%	37.46%
End Investment Balance	$9,832	$10,203	$10,588	$10,987	$11,401	$11,831	$12,277	$12,740	$13,220	$13,718
Annual Expense	$644	$123	$128	$133	$138	$143	$148	$154	$160	$166
Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	1.23%	1.23%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.99%	6.07%	9.24%	12.51%	15.87%	19.34%	22.90%	26.58%	31.35%	36.30%
End Investment Balance	$10,299	$10,607	$10,924	$11,251	$11,587	$11,934	$12,290	$12,658	$13,135	$13,630
Annual Expense	$204	$210	$216	$223	$230	$236	$243	$251	$159	$165
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.01%	6.11%	9.30%	12.59%	15.98%	19.47%	23.07%	26.78%	30.59%	34.52%
End Investment Balance	$10,301	$10,611	$10,930	$11,259	$11,598	$11,947	$12,307	$12,678	$13,059	$13,452
Annual Expense	$202	$208	$214	$221	$227	$234	$241	$249	$256	$264

Alger International Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.57%	2.05%	5.81%	9.70%	13.74%	17.92%	22.26%	26.76%	31.43%	36.26%
End Investment Balance	$9,824	$10,185	$10,560	$10,949	$11,352	$11,769	$12,202	$12,651	$13,117	$13,600
Annual Expense	$652	$132	$137	$142	$147	$153	$158	$164	$170	$176

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.96%	6.01%	9.15%	12.38%	15.70%	19.13%	22.65%	26.28%	30.93%	35.75%
End Investment Balance	$10,296	$10,601	$10,915	$11,238	$11,570	$11,913	$12,265	$12,628	$13,093	$13,575
Annual Expense	$207	$213	$219	$226	$233	$240	$247	$254	$170	$176

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.91%	5.90%	8.99%	12.16%	15.42%	18.78%	22.24%	25.79%	29.45%	33.22%
End Investment Balance	$10,291	$10,590	$10,899	$11,216	$11,542	$11,878	$12,224	$12,579	$12,945	$13,322
Annual Expense	$212	$218	$225	$231	$238	$245	$252	$259	$267	$274

Prospectus 53/180

Alger Mid Cap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.57%	2.05%	5.81%	9.70%	13.74%	17.92%	22.26%	26.76%	31.43%	36.26%
End Investment Balance	$9,824	$10,185	$10,560	$10,949	$11,352	$11,769	$12,202	$12,651	$13,117	$13,600
Annual Expense	$652	$132	$137	$142	$147	$153	$158	$164	$170	$176

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.98%	6.05%	9.21%	12.46%	15.81%	19.27%	22.82%	26.48%	31.13%	35.96%
End Investment Balance	$10,298	$10,605	$10,921	$11,246	$11,581	$11,927	$12,282	$12,648	$13,113	$13,596
Annual Expense	$205	$211	$217	$224	$231	$237	$245	$252	$170	$176

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.88%	5.84%	8.89%	12.03%	15.25%	18.57%	21.99%	25.50%	29.12%	32.83%
End Investment Balance	$10,288	$10,584	$10,889	$11,203	$11,525	$11,857	$12,199	$12,550	$12,912	$13,283
Annual Expense	$215	$221	$228	$234	$241	$248	$255	$262	$270	$278

Alger SMid Cap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.55%	2.09%	5.87%	9.79%	13.85%	18.06%	22.43%	26.96%	31.66%	36.53%
End Investment Balance	$9,826	$10,189	$10,566	$10,957	$11,362	$11,783	$12,219	$12,671	$13,140	$13,626
Annual Expense	$650	$130	$135	$140	$145	$150	$156	$162	$168	$174

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	1.30%	1.30%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.90%	5.88%	8.95%	12.11%	15.37%	18.71%	22.15%	25.70%	30.35%	35.17%
End Investment Balance	$10,290	$10,588	$10,895	$11,211	$11,537	$11,871	$12,215	$12,570	$13,035	$13,517
Annual Expense	$213	$219	$226	$232	$239	$246	$253	$260	$166	$173

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%	2.07%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.93%	5.95%	9.05%	12.25%	15.53%	18.92%	22.40%	25.99%	29.68%	33.48%
End Investment Balance	$10,293	$10,595	$10,905	$11,225	$11,553	$11,892	$12,240	$12,599	$12,968	$13,348
Annual Expense	$210	$216	$223	$229	$236	$243	$250	$257	$265	$272

Prospectus 54/180

Alger Small Cap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.60%	1.99%	5.71%	9.57%	13.57%	17.72%	22.01%	26.47%	31.08%	35.87%
End Investment Balance	$9,821	$10,179	$10,551	$10,936	$11,335	$11,749	$12,178	$12,622	$13,083	$13,560
Annual Expense	$655	$135	$140	$145	$150	$156	$162	$167	$174	$180

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	1.35%	1.35%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.84%	5.76%	8.76%	11.85%	15.03%	18.30%	21.66%	25.11%	29.68%	34.41%
End Investment Balance	$10,284	$10,576	$10,876	$11,185	$11,503	$11,830	$12,166	$12,511	$12,968	$13,441
Annual Expense	$219	$225	$232	$238	$245	$252	$259	$267	$172	$178

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.84%	5.76%	8.76%	11.85%	15.03%	18.30%	21.66%	25.11%	28.66%	32.32%
End Investment Balance	$10,284	$10,576	$10,876	$11,185	$11,503	$11,830	$12,166	$12,511	$12,866	$13,232
Annual Expense	$219	$225	$232	$238	$245	$252	$259	$267	$274	$282

Alger Small Cap Focus Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.20%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.45%	1.68%	4.92%	8.25%	11.70%	15.25%	18.91%	22.69%	26.60%	30.62%
End Investment Balance	$9,835	$10,148	$10,471	$10,803	$11,147	$11,501	$11,867	$12,245	$12,634	$13,036
Annual Expense	$641	$182	$188	$194	$200	$206	$213	$219	$226	$234

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.95%	2.53%	2.53%	2.53%	2.53%	2.53%	2.53%	2.53%	2.53%	2.53%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.05%	5.60%	8.20%	10.88%	13.61%	16.42%	19.30%	22.24%	25.26%	28.36%
End Investment Balance	$10,305	$10,560	$10,820	$11,088	$11,361	$11,642	$11,930	$12,224	$12,526	$12,836
Annual Expense	$198	$264	$270	$277	$284	$291	$298	$306	$313	$321

Prospectus 55/180

Alger Health Sciences Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.56%	2.07%	5.84%	9.74%	13.79%	17.99%	22.35%	26.86%	31.54%	36.40%
End Investment Balance	$9,825	$10,187	$10,563	$10,953	$11,357	$11,776	$12,211	$12,661	$13,128	$13,613
Annual Expense	$651	$131	$136	$141	$146	$152	$157	$163	$169	$175

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	1.31%	1.31%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.91%	5.90%	8.99%	12.16%	15.42%	18.78%	22.24%	25.79%	30.44%	35.25%
End Investment Balance	$10,291	$10,590	$10,899	$11,216	$11,542	$11,878	$12,224	$12,579	$13,044	$13,525
Annual Expense	$212	$218	$225	$231	$238	$245	$252	$259	$168	$174

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.92%	5.93%	9.02%	12.20%	15.48%	18.85%	22.32%	25.89%	29.57%	33.35%
End Investment Balance	$10,292	$10,593	$10,902	$11,220	$11,548	$11,885	$12,232	$12,589	$12,957	$13,335
Annual Expense	$211	$217	$224	$230	$237	$244	$251	$258	$266	$273

Alger Growth & Income Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.40%	2.40%	6.34%	10.43%	14.68%	19.10%	23.68%	28.45%	33.39%	38.53%
End Investment Balance	$9,840	$10,219	$10,612	$11,021	$11,445	$11,886	$12,343	$12,818	$13,312	$13,824
Annual Expense	$636	$115	$120	$124	$129	$134	$139	$145	$150	$156

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.10%	6.30%	9.59%	12.99%	16.49%	20.10%	23.83%	27.66%	31.62%	35.70%
End Investment Balance	$10,310	$10,630	$10,959	$11,299	$11,649	$12,010	$12,383	$12,766	$13,162	$13,570
Annual Expense	$193	$199	$205	$211	$218	$225	$232	$239	$246	$254

Prospectus 56/180

Additional Information About the Funds' Investment
Strategies and Investments

Investment Objectives

Each of Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund and Alger Health Sciences Fund seeks long-term capital appreciation. Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Principal Investment Strategies and Related Risks

Each Fund invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. or foreign exchanges or in the over-the-counter market. The Funds invest primarily in "growth" stocks. The Funds' Manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  High Unit Volume Growth

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  Positive Life Cycle Change

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Each Fund other than Alger Capital Appreciation Fund, Alger International Growth Fund, and Alger Health Sciences Fund must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Each Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Alger Capital Appreciation Fund

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of

Prospectus 57/180

any market capitalization that the Manager believes demonstrate promising growth potential.

Alger International Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

Alger Mid Cap Growth Fund

The Fund focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks.

Alger SMid Cap Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that the Manager believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end.

Prospectus 58/180

Alger Small Cap Growth Fund

The Fund focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad-based indexes of small capitalization stocks.

Alger Small Cap Focus Fund

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small capitalization stocks. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. For this purpose, technology companies are defined as companies engaged in the following industries: information technology services; biotechnology; health care technology; communications equipment; electronic equipment, instruments and components; health care equipment and supplies; internet software and services; life sciences tools and services; software; health care providers and services; technology hardware, storage and peripherals; pharmaceuticals; and semiconductors and semiconductor equipment. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Alger Management believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

The Fund intends to invest a substantial portion of its assets in a small number of issuers, and will concentrate its holdings in a few industries. Generally the Fund will hold approximately 50 securities. The number of securities held by the Fund may occasionally exceed this range for a variety of reasons.

The Fund may have substantial holdings in technology companies, and companies in similar industries may be similarly affected by particular economic or market events. Since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas.

Prospectus 59/180

Companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Alger Health Sciences Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

Since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in the applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

Alger Growth & Income Fund

The Fund invests primarily in equity securities such as common or preferred stocks which the Manager believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, the Manager classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index,

Prospectus 60/180

as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks.

Companies in which the Fund invests may cut or fail to declare dividends due to market downturns or other reasons.

Equity Securities

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Fund's price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock's market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, a Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in a Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value. Expected growth may not be realized.

Investing in Midcap or Smallcap Companies

There is a possibility of greater risk by investing in medium-capitalization or small-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. The share prices of smaller companies tend to be more volatile than those of larger companies. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to a Fund because of the potentially less frequent trading of stocks of medium market capitalization or smaller market capitalization.

Leverage

Alger Capital Appreciation Fund, Alger SMid Cap Growth Fund, Alger Small Cap Focus Fund and Alger Health Sciences Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Funds have the potential to increase their returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. There is a risk that the cost of borrowing money to leverage may exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Prospectus 61/180

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Investing in emerging market countries involves higher levels of risk, including increased securities, currency, information, liquidity, industry, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a Fund to operational and other risks as well. Some countries may have restrictions that could limit a Fund's access to attractive opportunities. Emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value. Additionally, some countries may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

U.S. Government Securities

U.S. Government Securities are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Illiquid and Restricted Securities

Each Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by

Prospectus 62/180

Rule 144A under the Securities Act of 1933, as amended. A Fund may not invest more than 15% of its net assets (10% of net assets with respect to Alger International Growth Fund) in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities in an amount up to 15% of net assets (35% of net assets, in the case of Alger Growth & Income Fund), pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Each Fund may invest in other securities that are not its principal strategy. The investment risks associated with such other investments are not principal risks of the Fund. These strategies and risks are described in the Statement of Additional Information. You should read that information carefully.

Management and Organization

Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2015) approximately $16.3 billion in mutual fund assets as well as $5.8 billion in other assets. The Manager makes investment decisions for each Fund and continuously reviews its investment program. These management responsibilities are subject to the supervision of the Board of Trustees. The Funds pay the Manager advisory fees at the following annual rates based on a percentage of average daily net assets: Alger Capital Appreciation Fund – .81% for assets up to $2 billion, .65% for assets between $2 billion and $4 billion, and .60% for assets in excess of $4 billion; Alger International Growth Fund – .71% for assets up to $1 billion and .60% for assets in excess of $1 billion; Alger Mid Cap Growth Fund – .76% for assets up to $1 billion and .70% for assets in excess of $1 billion; Alger SMid Cap Growth Fund and Alger Small Cap Growth Fund – .81% for assets up to $1 billion and .75% for assets in excess of $1 billion; Alger Small Cap Focus Fund – .75%; Alger Health Sciences Fund – .81% for assets up to $500 million and .65% for assets in excess of $500 million; and Alger Growth & Income Fund – .585% for assets up to $1 billion and .55% for assets in excess

Prospectus 63/180

of $1 billion.

A discussion of the Trustees' basis for approving the advisory agreement with respect to each Fund is available in the Funds' annual report to shareholders for its most recent October 31 fiscal year end.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Managers	Since
Alger Capital Appreciation Fund	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004
Alger International Growth Fund	Pedro V. Marcal	May 2013
Alger Mid Cap Growth Fund	Ankur Crawford, Ph.D. Alex Goldman Teresa McRoberts Michael J. Melnyk, CFA Christopher R. Walsh, CFA	November 2010 February 2013 February 2015 February 2013 February 2013
Alger SMid Cap Growth Fund	Jill Greenwald, CFA*	Inception (5/8/02)
Alger Small Cap Growth Fund	Jill Greenwald, CFA* Amy Y. Zhang, CFA	November 2001 February 2015
Alger Small Cap Focus Fund	Amy Y. Zhang, CFA	February 2015
Alger Health Sciences Fund	Dan C. Chung, CFA Teresa McRoberts	October 2005 February 2015
Alger Growth & Income Fund	Dan C. Chung, CFA Gregory S. Adams, CFA	January 2011 April 2012

*  Jill Greenwald is currently on a temporary medical leave of absence. During Ms. Greenwald's absence, Dan C. Chung has assumed Ms. Greenwald's responsibility for day-to-day management of the Fund's portfolio.

•  Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.

•  Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

•  Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager, a Senior Vice President, and a Senior Analyst in 2010. She served as a Vice President and an Analyst from 2007 to 2010.

•  Mr. Goldman has been employed by the Manager since 2011. He became a Senior Vice President, a Senior Analyst and a portfolio manager in 2013. He served as a Vice President and Analyst from 2011 through 2013. Prior to joining the Manager, he was a Research Analyst at Castlerock Management from 2006 to 2011.

Prospectus 64/180

•  Ms. Greenwald has been employed by the Manager since 2001 as a portfolio manager. She became an Executive Vice President in 2008.

•  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and Head of Alger Capital Appreciation and Spectra Strategies in 2015.

•  Mr. Marcal has been employed by the Manager since 2013 as a Senior Vice President and portfolio manager. Prior to joining the Manager, he was a Portfolio Manager at Allianz Global Investors (formerly Nicholas-Applegate Capital Management) from 1994 to 2013.

•   Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, a Senior Analyst and a Portfolio Manager. Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP from September 2013 to January 2015. Ms. McRoberts was self-employed from November 2009 to September 2013.

•  Mr. Melnyk has been employed by the Manager since 2007. He became a Senior Vice President and a Senior Analyst in 2009, and a portfolio manager in 2013.

•  Mr. Walsh has been employed by the Manager since 2001. He became a portfolio manager and a Senior Analyst in 2007, and a Senior Vice President in 2008.

•  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund securities.

Administrator

Pursuant to a separate Fund Administration Agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended. Each Fund pays the Manager an administrative fee at the annual rate of 0.0275% of the Fund's average daily net assets.

Prospectus 65/180

For more information, please see the Shareholder Information section beginning on page A-1.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the table has been audited by Deloitte & Touche LLP whose report, along with each Fund's financial statements, is included in the Annual Report, which is available upon request.

Alger Growth Opportunities Fund became Alger Small Cap Focus Fund on August 7, 2015.

Prospectus 66/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class A

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$23.13	$21.18	$16.59	$14.64	$13.84
Income from Investment Operations:
Net investment income (loss) (i)	(0.04)	(0.03)	0.11	0.05	(0.03)
Net realized and unrealized gain on investments	1.97	3.51	4.67	1.90	1.19
Total from investment operations	1.93	3.48	4.78	1.95	1.16
Dividends from net investment income	—	—	(0.12)	—	—
Distributions from net realized gains	(3.23)	(1.53)	(0.07)	—	—
Net asset value, end of period	$21.83	$23.13	$21.18	$16.59	$14.64
Total return (ii)	9.15%	17.35%	29.11%	13.32%	8.60%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,592,859	$1,389,005	$1,217,389	$952,955	$753,348
Ratio of gross expenses to average net assets	1.23%	1.24%	1.26%	1.29%	1.31%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.23%	1.24%	1.26%	1.29%	1.31%
Ratio of net investment income (loss) to average net assets	(0.18)%	(0.14)%	0.58%	0.30%	(0.19)%
Portfolio turnover rate	141.43%	147.78%	123.81%	142.32%	163.79%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 67/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class B

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$19.91	$18.58	$14.57	$12.96	$12.04
Income from Investment Operations:
Net investment loss (i)	(0.17)	(0.17)	(0.02)	(0.07)	(0.14)
Net realized and unrealized gain on investments	1.66	3.03	4.10	1.68	1.06
Total from investment operations	1.49	2.86	4.08	1.61	0.92
Distributions from net realized gains	(3.23)	(1.53)	(0.07)	—	—
Net asset value, end of period	$18.17	$19.91	$18.58	$14.57	$12.96
Total return (ii)	8.30%	16.37%	28.13%	12.42%	7.60%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$24,399	$30,382	$33,068	$31,965	$37,124
Ratio of gross expenses to average net assets	2.01%	2.03%	2.05%	2.11%	2.15%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.01%	2.03%	2.05%	2.11%	2.15%
Ratio of net investment income (loss) to average net assets	(0.95)%	(0.93)%	(0.15)%	(0.52)%	(1.04)%
Portfolio turnover rate	141.43%	147.78%	123.81%	142.32%	163.79%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 68/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class C

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$19.97	$18.62	$14.62	$13.00	$12.07
Income from Investment Operations:
Net investment loss (i)	(0.17)	(0.17)	(0.03)	(0.07)	(0.13)
Net realized and unrealized gain on investments	1.67	3.05	4.12	1.69	1.06
Total from investment operations	1.50	2.88	4.09	1.62	0.93
Dividends from net investment income	—	—	(0.02)	—	—
Distributions from net realized gains	(3.23)	(1.53)	(0.07)	—	—
Net asset value, end of period	$18.24	$19.97	$18.62	$14.62	$13.00
Total return (ii)	8.33%	16.44%	28.14%	12.46%	7.70%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$314,402	$236,985	$198,377	$149,400	$127,186
Ratio of gross expenses to average net assets	1.99%	2.00%	2.02%	2.07%	2.09%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.99%	2.00%	2.02%	2.07%	2.09%
Ratio of net investment income (loss) to average net assets	(0.94)%	(0.90)%	(0.20)%	(0.47)%	(0.97)%
Portfolio turnover rate	141.43%	147.78%	123.81%	142.32%	163.79%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 69/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class A

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$15.29	$15.27	$12.61	$11.91	$11.25
Income from Investment Operations:
Net investment income (i)	0.03	0.04	0.11	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.40	(0.02)	2.64	0.66	0.69
Total from investment operations	0.43	0.02	2.75	0.70	0.70
Dividends from net investment income	(0.15)	—	(0.09)	—	(0.04)
Net asset value, end of period	$15.57	$15.29	$15.27	$12.61	$11.91
Total return (ii)	2.85%	0.15%	21.98%	5.88%	6.30%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$137,207	$130,957	$145,096	$139,693	$201,449
Ratio of gross expenses to average net assets	1.32%	1.32%	1.37%	1.33%	1.41%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.32%	1.32%	1.37%	1.33%	1.41%
Ratio of net investment income (loss) to average net assets	0.18%	0.25%	0.79%	0.32%	0.05%
Portfolio turnover rate	114.81%	97.50%	217.57%	148.66%	66.70%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 70/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class B

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$13.44	$13.51	$11.18	$10.64	$10.07
Income from Investment Operations:
Net investment income (loss) (i)	(0.07)	(0.06)	0.02	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.34	(0.01)	2.33	0.58	0.62
Total from investment operations	0.27	(0.07)	2.35	0.54	0.57
Dividends from net investment income	— (iii)	—	(0.02)	—	—
Net asset value, end of period	$13.71	$13.44	$13.51	$11.18	$10.64
Total return (ii)	2.04%	(0.52)%	21.07%	5.08%	5.70%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$31,357	$38,520	$63,826	$77,408	$88,496
Ratio of gross expenses to average net assets	2.04%	2.02%	2.04%	1.97%	1.96%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.04%	2.02%	2.04%	1.97%	1.96%
Ratio of net investment income (loss) to average net assets	(0.53)%	(0.47)%	0.17%	(0.36)%	(0.51)%
Portfolio turnover rate	114.81%	97.50%	217.57%	148.66%	66.70%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 71/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class C

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$13.36	$13.44	$11.12	$10.60	$10.05
Income from Investment Operations:
Net investment loss (i)	(0.08)	(0.07)	—	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	0.36	(0.01)	2.33	0.57	0.62
Total from investment operations	0.28	(0.08)	2.33	0.52	0.55
Dividends from net investment income	(0.07)	—	(0.01)	—	—
Net asset value, end of period	$13.57	$13.36	$13.44	$11.12	$10.60
Total return (ii)	1.99%	(0.60)%	20.94%	4.91%	5.50%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$21,697	$20,567	$17,786	$17,305	$21,436
Ratio of gross expenses to average net assets	2.09%	2.08%	2.15%	2.08%	2.09%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.09%	2.08%	2.15%	2.08%	2.09%
Ratio of net investment income (loss) to average net assets	(0.60)%	(0.49)%	0.03%	(0.47)%	(0.65)%
Portfolio turnover rate	114.81%	97.50%	217.57%	148.66%	66.70%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 72/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class A

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$10.54	$9.38	$7.05	$6.51	$6.39
Income from Investment Operations:
Net investment loss (i)	(0.07)	(0.04)	(0.03)	(0.02)	(0.06)
Net realized and unrealized gain on investments	0.19	1.20	2.36	0.56	0.18
Total from investment operations	0.12	1.16	2.33	0.54	0.12
Net asset value, end of period	$10.66	$10.54	$9.38	$7.05	$6.51
Total return (ii)	1.23%	12.37%	33.05%	8.29%	1.90%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$131,592	$142,977	$143,231	$131,454	$165,315
Ratio of gross expenses to average net assets	1.32%	1.35%	1.39%	1.40%	1.38%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.32%	1.35%	1.39%	1.40%	1.38%
Ratio of net investment income (loss) to average net assets	(0.67)%	(0.38)%	(0.31)%	(0.25)%	(0.89)%
Portfolio turnover rate	122.05%	194.81%	156.98%	234.91%	245.44%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 73/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class B

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$8.63	$7.73	$5.86	$5.46	$5.39
Income from Investment Operations:
Net investment loss (i)	(0.12)	(0.09)	(0.07)	(0.05)	(0.09)
Net realized and unrealized gain on investments	0.16	0.99	1.94	0.45	0.16
Total from investment operations	0.04	0.90	1.87	0.40	0.07
Net asset value, end of period	$8.67	$8.63	$7.73	$5.86	$5.46
Total return (ii)	0.46%	11.64%	31.91%	7.33%	1.30%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$26,151	$33,377	$50,341	$45,501	$48,334
Ratio of gross expenses to average net assets	2.02%	2.04%	2.10%	2.08%	2.11%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.02%	2.04%	2.10%	2.08%	2.11%
Ratio of net investment income (loss) to average net assets	(1.36)%	(1.05)%	(1.02)%	(0.92)%	(1.61)%
Portfolio turnover rate	122.05%	194.81%	156.98%	234.91%	245.44%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 74/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class C

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$8.56	$7.68	$5.82	$5.43	$5.37
Income from Investment Operations:
Net investment loss (i)	(0.13)	(0.10)	(0.08)	(0.06)	(0.10)
Net realized and unrealized gain on investments	0.15	0.98	1.94	0.45	0.16
Total from investment operations	0.02	0.88	1.86	0.39	0.06
Net asset value, end of period	$8.58	$8.56	$7.68	$5.82	$5.43
Total return (ii)	0.35%	11.46%	31.96%	7.18%	1.10%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$23,628	$25,932	$26,320	$22,812	$26,731
Ratio of gross expenses to average net assets	2.12%	2.16%	2.21%	2.22%	2.20%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.12%	2.16%	2.21%	2.22%	2.20%
Ratio of net investment income (loss) to average net assets	(1.47)%	(1.19)%	(1.13)%	(1.06)%	(1.71)%
Portfolio turnover rate	122.05%	194.81%	156.98%	234.91%	245.44%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 75/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Growth Fund Class A

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$19.32	$20.89	$16.72	$15.22	$14.48
Income from Investment Operations:
Net investment loss (i)	(0.12)	(0.09)	(0.03)	(0.09)	(0.16)
Net realized and unrealized gain on investments	0.09	1.53	4.92	1.59	0.90
Total from investment operations	(0.03)	1.44	4.89	1.50	0.74
Distributions from net realized gains	(2.57)	(3.01)	(0.72)	—	—
Net asset value, end of period	$16.72	$19.32	$20.89	$16.72	$15.22
Total return (ii)	(0.31)%	7.68%	30.39%	9.86%	5.10%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$159,061	$241,510	$294,846	$299,934	$377,947
Ratio of gross expenses to average net assets	1.30%	1.27%	1.29%	1.29%	1.37%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.30%	1.27%	1.29%	1.29%	1.37%
Ratio of net investment income (loss) to average net assets	(0.65)%	(0.45)%	(0.19)%	(0.54)%	(0.99)%
Portfolio turnover rate	110.40%	91.59%	95.67%	81.09%	64.83%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 76/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Growth Fund Class B

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$17.11	$18.96	$15.36	$14.09	$13.50
Income from Investment Operations:
Net investment loss (i)	(0.22)	(0.21)	(0.16)	(0.20)	(0.26)
Net realized and unrealized gain on investments	0.07	1.37	4.48	1.47	0.85
Total from investment operations	(0.15)	1.16	4.32	1.27	0.59
Distributions from net realized gains	(2.57)	(3.01)	(0.72)	—	—
Net asset value, end of period	$14.39	$17.11	$18.96	$15.36	$14.09
Total return (ii)	(1.16)%	6.87%	29.33%	9.01%	4.40%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$4,167	$7,252	$9,413	$9,448	$10,998
Ratio of gross expenses to average net assets	2.10%	2.06%	2.07%	2.10%	2.12%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.10%	2.06%	2.07%	2.10%	2.12%
Ratio of net investment income (loss) to average net assets	(1.44)%	(1.24)%	(0.97)%	(1.34)%	(1.73)%
Portfolio turnover rate	110.40%	91.59%	95.67%	81.09%	64.83%
(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 77/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Growth Fund Class C

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$17.16	$19.00	$15.39	$14.12	$13.53
Income from Investment Operations:
Net investment loss (i)	(0.22)	(0.21)	(0.16)	(0.20)	(0.25)
Net realized and unrealized gain on investments	0.08	1.38	4.49	1.47	0.84
Total from investment operations	(0.14)	1.17	4.33	1.27	0.59
Distributions from net realized gains	(2.57)	(3.01)	(0.72)	—	—
Net asset value, end of period	$14.45	$17.16	$19.00	$15.39	$14.12
Total return (ii)	(1.09)%	6.92%	29.34%	9.00%	4.40%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$54,768	$63,572	$68,161	$59,063	$64,597
Ratio of gross expenses to average net assets	2.07%	2.03%	2.06%	2.09%	2.10%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.07%	2.03%	2.06%	2.09%	2.10%
Ratio of net investment income (loss) to average net assets	(1.43)%	(1.21)%	(0.96)%	(1.33)%	(1.70)%
Portfolio turnover rate	110.40%	91.59%	95.67%	81.09%	64.83%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 78/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class A

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$8.96	$9.97	$7.79	$7.12	$6.70
Income from Investment Operations:
Net investment loss (i)	(0.08)	(0.07)	(0.04)	(0.05)	(0.09)
Net realized and unrealized gain on investments	0.11	0.19	2.53	0.72	0.51
Total from investment operations	0.03	0.12	2.49	0.67	0.42
Distributions from net realized gains	(0.99)	(1.13)	(0.31)	—	—
Net asset value, end of period	$8.00	$8.96	$9.97	$7.79	$7.12
Total return (ii)	0.16%	1.30%	33.15%	9.41%	6.30%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$115,594	$139,497	$175,214	$172,202	$194,799
Ratio of gross expenses to average net assets	1.35%	1.35%	1.38%	1.40%	1.43%
Ratio of expense reimbursements to average net assets	—	—	(0.02)%	—	(0.01)%
Ratio of net expenses to average net assets	1.35%	1.35%	1.36%	1.40%	1.42%
Ratio of net investment income (loss) to average net assets	(0.92)%	(0.81)%	(0.49)%	(0.71)%	(1.18)%
Portfolio turnover rate	131.72%	88.98%	93.97%	72.59%	67.37%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 79/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class B

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$7.59	$8.67	$6.86	$6.27	$5.95
Income from Investment Operations:
Net investment loss (i)	(0.12)	(0.12)	(0.09)	(0.10)	(0.13)
Net realized and unrealized gain on investments	0.09	0.17	2.21	0.69	0.45
Total from investment operations	(0.03)	0.05	2.12	0.59	0.32
Distributions from net realized gains	(0.99)	(1.13)	(0.31)	—	—
Net asset value, end of period	$6.57	$7.59	$8.67	$6.86	$6.27
Total return (ii)	(0.55)%	0.61%	32.21%	9.41%	5.40%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$6,564	$8,874	$13,626	$13,389	$15,954
Ratio of gross expenses to average net assets	2.16%	2.11%	2.13%	2.16%	2.18%
Ratio of expense reimbursements to average net assets	—	—	(0.02)%	—	(0.01)%
Ratio of net expenses to average net assets	2.16%	2.11%	2.11%	2.16%	2.17%
Ratio of net investment income (loss) to average net assets	(1.73)%	(1.56)%	(1.24)%	(1.47)%	(1.92)%
Portfolio turnover rate	131.72%	88.98%	93.97%	72.59%	67.37%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 80/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class C

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$7.44	$8.52	$6.76	$6.27	$5.95
Income from Investment Operations:
Net investment loss (i)	(0.12)	(0.12)	(0.10)	(0.10)	(0.13)
Net realized and unrealized gain on investments	0.09	0.17	2.17	0.59	0.45
Total from investment operations	(0.03)	0.05	2.07	0.49	0.32
Distributions from net realized gains	(0.99)	(1.13)	(0.31)	—	—
Net asset value, end of period	$6.42	$7.44	$8.52	$6.76	$6.27
Total return (ii)	(0.70)%	0.61%	31.94%	7.81%	5.40%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$13,724	$16,119	$19,461	$17,091	$19,145
Ratio of gross expenses to average net assets	2.16%	2.15%	2.18%	2.19%	2.22%
Ratio of expense reimbursements to average net assets	—	—	(0.02)%	—	0.01%
Ratio of net expenses to average net assets	2.16%	2.15%	2.16%	2.19%	2.21%
Ratio of net investment income (loss) to average net assets	(1.73)%	(1.61)%	(1.31)%	(1.50)%	(1.96)%
Portfolio turnover rate	131.72%	88.98%	93.97%	72.59%	67.37%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 81/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class A

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$11.52	$12.98	$10.88	$10.82	$10.23
Income from Investment Operations:
Net investment loss (i)	(0.14)	(0.11)	(0.08)	(0.09)	(0.14)
Net realized and unrealized gain on investments	0.55	0.60	3.55	1.03	0.73
Total from investment operations	0.41	0.49	3.47	0.94	0.59
Distributions from net realized gains	(0.98)	(1.95)	(1.37)	(0.88)	—
Net asset value, end of period	$10.95	$11.52	$12.98	$10.88	$10.82
Total return (ii)	3.78%	4.23%	36.03%	9.60%	5.80%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$14,480	$7,241	$7,563	$6,464	$8,851
Ratio of gross expenses to average net assets	1.82%	2.22%	2.45%	2.60%	2.29%
Ratio of expense reimbursements to average net assets	(0.22)%	(0.62)%	(0.85)%	(1.04)%	(0.79)%
Ratio of net expenses to average net assets	1.60%	1.60%	1.60%	1.56%	1.50%
Ratio of net investment income (loss) to average net assets	(1.24)%	(0.95)%	(0.69)%	(0.86)%	(1.22)%
Portfolio turnover rate	162.44%	91.91%	92.82%	63.81%	66.59%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 82/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class C

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$10.79	$12.34	$10.48	$10.52	$10.02
Income from Investment Operations:
Net investment loss (i)	(0.20)	(0.17)	(0.15)	(0.16)	(0.22)
Net realized and unrealized gain on investments	0.51	0.57	3.38	1.00	0.72
Total from investment operations	0.31	0.40	3.23	0.84	0.50
Distributions from net realized gains	(0.98)	(1.95)	(1.37)	(0.88)	—
Net asset value, end of period	$10.12	$10.79	$12.34	$10.48	$10.52
Total return (ii)	3.06%	3.65%	35.00%	8.90%	5.00%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$8,020	$2,612	$2,636	$1,956	$2,293
Ratio of gross expenses to average net assets	2.53%	2.99%	3.23%	3.33%	3.04%
Ratio of expense reimbursements to average net assets	(0.28)%	(0.74)%	(0.98)%	(1.08)%	(0.79)%
Ratio of net expenses to average net assets	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets	(1.91)%	(1.60)%	(1.34)%	(1.54)%	(1.97)%
Portfolio turnover rate	162.44%	91.91%	92.82%	63.81%	66.59%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 83/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund Class A

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$26.96	$25.35	$21.75	$19.34	$17.42
Income from Investment Operations:
Net investment income (loss) (i)	(0.25)	(0.14)	(0.05)	0.02	(0.09)
Net realized and unrealized gain on investments	0.82	5.89	6.11	2.39	2.01
Total from investment operations	0.57	5.75	6.06	2.41	1.92
Dividends from net investment income	(0.16)	—	(0.01)	—	—
Distributions from net realized gains	(5.43)	(4.14)	(2.45)	—	—
Net asset value, end of period	$21.94	$26.96	$25.35	$21.75	$19.34
Total return (ii)	1.72%	26.29%	30.81%	12.46%	11.00%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$122,814	$139,306	$129,870	$120,490	$148,445
Ratio of gross expenses to average net assets	1.31%	1.31%	1.35%	1.37%	1.35%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.31%	1.31%	1.35%	1.37%	1.35%
Ratio of net investment income (loss) to average net assets	(1.05)%	(0.59)%	(0.21)%	0.11%	(0.46)%
Portfolio turnover rate	133.92%	167.94%	115.08%	110.37%	63.17%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 84/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund Class B

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$23.53	$22.78	$19.91	$17.85	$16.21
Income from Investment Operations:
Net investment loss (i)	(0.38)	(0.29)	(0.20)	(0.13)	(0.23)
Net realized and unrealized gain on investments	0.74	5.18	5.52	2.19	1.87
Total from investment operations	0.36	4.89	5.32	2.06	1.64
Distributions from net realized gains	(5.43)	(4.14)	(2.45)	—	—
Net asset value, end of period	$18.46	$23.53	$22.78	$19.91	$17.85
Total return (ii)	0.95%	25.33%	29.82%	11.54%	10.00%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$5,797	$9,030	$11,767	$11,879	$13,878
Ratio of gross expenses to average net assets	2.09%	2.10%	2.12%	2.16%	2.16%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.09%	2.10%	2.12%	2.16%	2.16%
Ratio of net investment income (loss) to average net assets	(1.83)%	(1.37)%	(0.99)%	(0.68)%	(1.27)%
Portfolio turnover rate	133.92%	167.94%	115.08%	110.37%	63.17%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 85/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund Class C

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$23.60	$22.83	$19.95	$17.88	$16.23
Income from Investment Operations:
Net investment loss (i)	(0.37)	(0.29)	(0.20)	(0.13)	(0.22)
Net realized and unrealized gain on investments	0.73	5.20	5.53	2.20	1.87
Total from investment operations	0.36	4.91	5.33	2.07	1.65
Dividends from net investment income	— (iii)
Distributions from net realized gains	(5.43)	(4.14)	(2.45)	—	—
Net asset value, end of period	$18.53	$23.60	$22.83	$19.95	$17.88
Total return (ii)	0.95%	25.37%	29.81%	11.58%	10.20%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$53,487	$60,628	$56,717	$50,049	$59,207
Ratio of gross expenses to average net assets	2.08%	2.06%	2.10%	2.14%	2.12%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.08%	2.06%	2.10%	2.14%	2.12%
Ratio of net investment income (loss) to average net assets	(1.81)%	(1.34)%	(0.98)%	(0.67)%	(1.23)%
Portfolio turnover rate	133.92%	167.94%	115.08%	110.37%	63.17%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

(iii)  Amount was less than $0.005 per share.

Prospectus 86/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund Class A

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$33.56	$29.63	$24.43	$21.74	$21.38
Income from Investment Operations:
Net investment income (i)	0.59	0.63	0.56	0.44	0.32
Net realized and unrealized gain on investments	0.81	3.92	5.11	2.60	0.69
Total from investment operations	1.40	4.55	5.67	3.04	1.01
Dividends from net investment income	(0.51)	(0.62)	(0.47)	(0.35)	(0.65)
Distributions from net realized gains	(1.08)
Net asset value, end of period	$33.37	$33.56	$29.63	$24.43	$21.74
Total return (ii)	4.26%	15.53%	23.45%	14.02%	4.80%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$70,933	$73,674	$80,832	$73,050	$41,446
Ratio of gross expenses to average net assets	1.15%	1.18%	1.19%	1.25%	1.43%
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.03)%
Ratio of net expenses to average net assets	1.15%	1.18%	1.19%	1.25%	1.40%
Ratio of net investment income (loss) to average net assets	1.76%	2.00%	2.07%	1.87%	1.49%
Portfolio turnover rate	15.83%	21.20%	29.27%	45.36%	119.61%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 87/180

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund Class C

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$33.18	$29.33	$24.22	$21.54	$21.02
Income from Investment Operations:
Net investment income (i)	0.33	0.38	0.34	0.26	0.16
Net realized and unrealized gain on investments	0.80	3.89	5.08	2.58	0.68
Total from investment operations	1.13	4.27	5.42	2.84	0.84
Dividends from net investment income	(0.28)	(0.42)	(0.31)	(0.16)	(0.32)
Distributions from net realized gains	(1.08)
Net asset value, end of period	$32.95	$33.18	$29.33	$24.22	$21.54
Total return (ii)	3.47%	14.65%	22.53%	13.20%	4.00%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$21,156	$19,999	$17,173	$13,121	$9,806
Ratio of gross expenses to average net assets	1.90%	1.93%	1.96%	2.01%	2.16%
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.03)%
Ratio of net expenses to average net assets	1.90%	1.93%	1.96%	2.01%	2.13%
Ratio of net investment income (loss) to average net assets	0.99%	1.22%	1.27%	1.11%	0.75%
Portfolio turnover rate	15.83%	21.20%	29.27%	45.36%	119.61%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 88/180

Shareholder Information

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for a Fund is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund, especially Alger International Growth Fund ("International Fund"), Alger Emerging Markets Fund ("Emerging Fund"), and Alger Global Growth Fund ("Global Fund"), that invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed, the value of the Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Fund are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its

Prospectus A-1/A-19

best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Purchasing and Redeeming Fund Shares

Shares are sold at their offering price, which is the NAV per share plus any initial sales charge that may apply. You can purchase or redeem shares on any day the NYSE is open. Orders will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase, Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.

Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the "cost basis" of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or to certain types of entities (such as C corporations).

If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.

Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the new cost basis reporting rules and, in particular, which cost basis calculation method is best for you.

Prospectus A-2/A-19

Dividends and Distributions

Except as noted below, all Funds declare and pay dividends and distributions annually, and expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 20% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Dividends and distributions may differ among classes of shares of a Fund.

Alger Growth & Income Fund declares and pays dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.

Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of Alger Capital Appreciation Fund and Alger Small Cap Growth Fund offers four classes of shares (Class A, B, C and Z Shares). Each of Alger Mid Cap Growth Fund and Alger Health Sciences Fund offers three classes of shares (Class A, B and C Shares). Each of Alger International Growth Fund and Alger SMid Cap Growth Fund offers five classes of shares (Class A, B, C, I and Z Shares). Each of Alger Small Cap Focus Fund, Alger Spectra Fund, Alger Global Growth Fund and Alger Capital Appreciation Focus Fund offers four classes of shares (Class A, C, I and Z Shares). Each of Alger Green Fund and Alger Mid Cap Focus Fund offers three classes of shares (Class A, C and I Shares). Each of Alger Dynamic Opportunities Fund and Alger Growth & Income Fund offers three classes of shares (Class A, C and Z Shares). Alger Emerging Markets Fund offers six classes of shares (Class A, C, I, Y, Y-2 and Z Shares). Class A, B and C Shares are offered in these prospectuses. Class I Shares, Class R Shares and Class Z Shares are generally offered only to institutional investors

Prospectus A-3/A-19

in separate prospectuses. Shares of classes A, B and C are subject to sales charges. The differences among the classes are described in the following charts:

Sales Charges

Class A Shares

When you buy Class A Shares you may pay the following sales charge:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	*	*	1.00%

*  Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances.

In calculating a CDSC, the Fund assumes first, that the redemption is of shares, if any, that are not subject to any CDSC.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class A Shares has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") that allows Class A Shares to pay a 0.25% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class A shareholders. These fees will increase the cost of your investment in Class A Shares and may cost you more than paying other types of sales charges.

Maximum Investment Amount:

No maximum investment limit for Class A shares.

Minimum Investment Amount:

For the minimum investment amount for Class A shares, see table below.

Prospectus A-4/A-19

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

Class B Shares

Class B Shares are subject to limited availability. See Investment Instructions on page A-10.

There is no sales charge when you buy Class B Shares.
When you redeem Class B Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	5%
One but less than two	4%
Two but less than three	3%
Three but less than four	2%
Four but less than five	2%
Five but less than six	1%
Six or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

After eight years, your Class B Shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.

Prospectus A-5/A-19

Distribution and/or Service (12b-1) Fees

Each Fund offering Class B Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class B Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class B shareholders. These fees will increase the cost of your investment in Class B Shares and may cost you more than paying other types of sales charges.

Maximum Investment Amount: The maximum investment amount for Class B Shares is $49,999.

Minimum Investment Amount:

For the minimum investment amount for Class B Shares, see table below.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

Class C Shares

There is no sales charge when you buy Class C Shares.
When you redeem Class C Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	1%
One or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

Prospectus A-6/A-19

Distribution and/or Service (12b-1) Fees

Each Fund offering Class C Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class C Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class C shareholders. These fees will increase the cost of your investment in Class C Shares and may cost you more than paying other types of sales charges

Maximum Investment Amount: The maximum investment limit for Class C Shares is $999,999.

Minimum Investment Amount:

For the minimum investment amount for Class C Shares, see table below.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

Waivers of Sales Charges

No initial sales charge (Class A) or CDSC (Classes A, B or C) is imposed on purchases or redemptions (1) by (i) employees of the Distributor and its affiliates, (ii) Individual Retirement Accounts ("IRAs"), Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by the Manager, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which the Distributor or any of its affiliates serves as investment adviser or distributor; (4) by employee benefit or retirement plans or charitable accounts including, but not limited to, Individual Retirement Accounts, Keogh Plans, 401(k) plans, profit-sharing pension plans, defined benefit plans, Taft-Hartley multiemployer pension plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, and other defined contribution plans subject to the Employee

Prospectus A-7/A-19

Retirement Income Security Act of 1974, as amended, other than employee benefit or retirement plans or charitable accounts that purchase Class A Shares through brokerage relationships in which sales charges are customarily imposed; (5) by an investment company registered under the Investment Company Act of 1940, as amended in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts; (7) by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers, and their immediate families, and financial intermediaries offering self-directed investment brokerage accounts, that have an agreement in place with the Distributor; (8) by a financial institution as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a separate fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) for their own accounts by registered representatives of broker-dealers that have an agreement in place with the Distributor, and their spouses, children, siblings and parents; (10) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001 made directly at the Fund; (11) by shareholders of Global Fund as of January 21, 2005 purchasing Class A Shares directly from the Fund for their existing accounts; and (12) by shareholders of Class N Shares as of September 23, 2008 purchasing Class A Shares of the Alger Family of Funds when those purchases are made directly from the Fund.

Investors purchasing Class A Shares who may be entitled to one of the foregoing waivers should consult with their financial adviser as to their eligibility, and are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. As the Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for waivers. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

Any CDSC which otherwise would be imposed on redemptions of shares of the Fund will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment,

Prospectus A-8/A-19

death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an IRA following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Fund of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders of record as of January 21, 2005 of the undesignated single class of shares of Alger China-U.S. Growth Fund may purchase Class A Shares of Global Fund for their existing accounts at net asset value without the imposition of a sales charge. Class N shareholders as of September 23, 2008 will not be subject to initial sales charges in connection with additional purchases of Class A Shares of the Alger Family of Funds. Due to operational limitations at certain financial intermediaries, a sales charge may be assessed unless you inform the financial intermediary at the time you make any additional purchase that you are eligible for this waiver. Notwithstanding the foregoing, shareholders investing through certain financial intermediaries may not be eligible to purchase shares without imposition of an initial sales charge through such financial intermediaries if the nature of their relationship with, and/or service received from, the financial intermediary changes. Please consult your financial representative for further details.

Under the Reinvestment Privilege, a shareholder who has redeemed shares in a Fund account may reinvest all or part of the redemption proceeds in shares of the same class of the same Fund in the same account without an initial sales charge, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and a letter requesting that this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes. The Reinvestment Privilege is not offered for Class B Shares of each of Alger SMid Cap Growth Fund and Alger Health Sciences Fund.

Reduced Sales Charges

In addition to waivers of sales charges for eligible investors, there are several ways in which any investor in Class A Shares may be eligible for a reduced sales charge. Information on reduced sales charges is posted on the Fund's website, www.alger.com.

Prospectus A-9/A-19

When purchasing Class A Shares, when the dollar amount of your purchase reaches a specified level, known as a breakpoint, you are entitled to pay a reduced initial sales charge. For example, a purchase of up to $24,999 of Class A Shares of the Fund would be charged an initial charge of 5.25%, while a purchase of $25,000 would be charged an initial charge of 4.50%. There are several breakpoints, as shown in the above sales charge table for Class A Shares. The greater the investment, the greater the reduction in the sales charge.

A reduced sales charge is also available to Class A investors who indicate an intent to purchase shares in an amount aggregating $25,000 or more over a 13-month period. A Letter of Intent ("LOI") allows the Class A investor to qualify for a breakpoint discount now without immediately investing the aggregate dollar amount at which the breakpoint discount is offered. The investor must refer to the LOI when placing purchase orders. For purposes of an LOI, the purchase amount includes purchases by "any person" (which includes an individual, his or her spouse or domestic partner and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) of shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge over the following 13 months. At the investor's request, the 13-month period may begin up to 90 days before the date the LOI is signed. The minimum initial investment under the LOI is 5% of the total LOI amount. Further details are in the Statement of Additional Information.

A third way that an investor in Class A shares may be eligible for a reduced sales charge is by reason of Rights of Accumulation ("ROA"). With ROA, Class A Shares of the Fund may be purchased by "any person" (as defined in the immediately preceding paragraph) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Investment Instructions

Special Instructions for Class B Shares

With respect to each of Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund and Alger Small Cap Growth Fund, Class B Shares are not offered to new investors. Existing shareholders may continue to make additional purchases to their Class B Share accounts and may continue to purchase additional Class B Shares through the reinvestment of dividends and capital gain distributions paid by the Fund. In addition, existing shareholders may continue to exercise the exchange privilege as described below at, "To Exchange Shares." Purchase orders received from new investors for Class B Shares will be invested in Class A Shares of

Prospectus A-10/A-19

the same Fund, subject to the initial sales charge that generally applies to Class A Shares.

With respect to each of Alger SMid Cap Growth Fund and Alger Health Sciences Fund, Class B Shares are closed to new investors and additional purchases by existing shareholders. Existing shareholders may only continue to purchase additional Class B Shares through the reinvestment of dividends and capital gain distributions paid by the Fund. In addition, existing shareholders may continue to exercise the exchange privilege as described below at, "To Exchange Shares." All purchase orders received for Class B Shares will be invested in Class A Shares of the same Fund, subject to the initial sales charge that generally applies to Class A Shares.

For all Class B Shares, all other Class B Share features, including but not limited to Distribution and/or Service (12b-1) Fees, contingent deferred sales charges (CDSC) and the automatic conversion features, will remain unchanged.

To Open an Account:

By Mail: The Funds do not accept cash or cash alternatives for fund purchases. Make checks payable to "The Alger Funds." Visit the Fund's website to download a prospectus and New Account Application at www.alger.com, or call (800) 992-3863 to receive an application and prospectus via U.S. mail. Mail your completed application and check to the Fund's transfer agent:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

Overnight mail is to be sent to the Fund's transfer agent at the following address:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
30 Dan Road
Canton, MA 02021

By FED Wire: Forward the completed New Account Application to Boston Financial Data Services, Attn: The Alger Funds, stating that the account will be established by wire transfer and the date and amount of the transfer. Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services at (800) 992-3863 for details.

By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

Automatically: Complete the Automatic Investment Plan option on your account application. Minimum automatic investment is $50 with a minimum initial investment of $500.

Prospectus A-11/A-19

Online: You can open a new account online. Go to www.alger.com and follow the online instructions. Please be sure to first read the Fund prospectus before investing.

To Make Additional Investments in an Existing Account:

By Mail: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return the slip with your investment to:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

By Telephone: TelePurchase* allows you to purchase shares by telephone (minimum $500, maximum $50,000). Your purchase will be processed at the NAV next calculated after your request is received and the funds will be transferred from your previously designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a TelePurchase.

You can sign up for TelePurchase when you first establish your account or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.

*TelePurchase is not available for Retirement Plans.

By FED Wire: Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services, Inc. at (800) 992-3863 for details.

By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

Automatically: The Alger Family of Funds' Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. The minimum automatic investment is $50 with a minimum initial investment of $500.

You can sign up for the Automatic Investment Plan when you first establish your account or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call (800) 992-3863 for a Payroll Savings Plan Form or download it at www.alger.com.

*Not available for Retirement Plans

Online: You can purchase additional shares in an existing Fund account. Go to www.alger.com and follow the online instructions.

Prospectus A-12/A-19

To Exchange Shares:

By Telephone or Online: You can exchange shares of a Fund for the same class of shares of another fund in the Alger Family of Funds, subject to certain restrictions. You can go to www.alger.com, login to access your account, and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). Shares of one class may not be exchanged for shares of another class, except that in limited circumstances certain accounts will be permitted an exchange from one class to another, including, but not limited to from Class A Shares to Class I Shares, or from Class A Shares to Class Z Shares, or from Class C Shares to Class Z Shares.

To Redeem Shares:

By Mail: Send a letter of instruction to Boston Financial Data Services, Inc., Attn: The Alger Funds which includes:

•  account number

•  Fund name and Share class

•  number of shares or dollar amount of redemption

•  where to send the proceeds

•  signature(s) of registered owner(s)

•  a Medallion signature guarantee is required if

•  your redemption is for more than $25,000; or

•  you want the check sent to a different address than the one we have on file; or

•  you want the check to be made payable to someone other than the registered owners we have on file; or

•  you have changed your address on file within the past 30 days.

By Telephone: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.

If you request that your redemption proceeds be wired to your bank account, there is generally a $10 fee per wire sent to a bank account that you had previously designated on the Fund's records, and generally a $15 fee per wire sent to a bank account not previously designated on the Fund's records. Fed wire requests to a bank account not previously designated on the Fund's records must be made in writing, and require a Medallion signature guarantee.

Prospectus A-13/A-19

TeleRedemption* allows you to redeem shares by telephone (minimum $500, maximum $50,000). Your redemption will be processed at the NAV next calculated after your request is received and the funds will be transferred to your previously designated bank account normally within two business days. Shares issued in certificate form are not eligible for this service.

You can sign up for TeleRedemption when you first establish your account or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.

*Not available for Retirement Plans

By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

Automatically: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000 at the time you begin participation in the Plan, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

Online: You can redeem shares from an existing Fund account. Go to www.alger.com and follow the online instructions.

Medallion Signature Guarantee is a guarantee by a financial institution that your signature is authentic. The financial institution accepts liability for any forgery or fraud if the signature it guarantees proves to be counterfeit. It is an ideal means to protect investors and their assets. A notarization by a Notary Public is not an acceptable substitute.

Limitations on Excessive Trading

Each of the Funds except for International Fund, Emerging Fund and Global Fund invests predominantly in U.S.-traded, highly liquid securities for which current New York Stock Exchange closing prices are readily available on a daily basis. Each of International Fund, Emerging Fund and Global Fund may invest a significant amount of its assets in securities traded on foreign exchanges for which current New York Stock Exchange closing prices may not be readily available on a daily basis at the time the Fund prices its portfolio and determines its NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that the presence of small capitalization and medium capitalization securities and/or foreign securities in a Fund's portfolio and other circumstances may invite

Prospectus A-14/A-19

frequent and/or short-term trading by Fund shareholders, for whatever reason implemented (including the perception that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on a Fund's portfolio managers, interfere with the efficient management of a Fund, increase a Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of a Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns.

The Board of Trustees has adopted policies and procedures to discourage frequent and/or short-term trading of Fund shares. These policies and procedures allow a Fund to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Fund shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and neither the Fund nor the Manager will be responsible for any losses you may suffer as a result.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio. The Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts. The Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. For these and other reasons, there is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance

Prospectus A-15/A-19

those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their month-end top 10 holdings with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Funds' Chief Compliance Officer, President or Secretary.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of a Fund's portfolio versus its peers or an index (such as P/E (or price to book) ratio, EPS forecasts, alpha, beta, capture ratio, standard deviation, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

Prospectus A-16/A-19

Other Information

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If a Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund and the Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Fund through an administrator or trustee ("Plan Administrator") that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Plan Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Plan Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.

Each Fund may pay the Distributor, Fred Alger & Company, Incorporated, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing service and/or maintenance of shareholder accounts. This fee is included in the Fund's 12b-1 fee. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

Additional Compensation. From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of the Fund's assets or 0.50% annually of the Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in

Prospectus A-17/A-19

response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust-sponsored retirement accounts), a Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

If a Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Redeem all Fund shares;

Modify any terms or conditions of purchase of shares of the Fund;

Reject or cancel any request to establish Automatic Investment Plan or the Systematic Withdrawal Plan options on the same account; or

Suspend, change or withdraw all or any part of the offering made by this prospectus. If the Fund rejects your purchase or exchange order, you may not be able to execute that transaction, and the Fund and its agents will not be responsible for any losses you may suffer as a result.

Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480.

Prospectus A-18/A-19

For Fund Information:

By Telephone:  (800) 992-3863

By Mail:  Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

By Internet:  Text versions of Fund documents can be downloaded from the following sources:

•  The Fund: http://www.alger.com

•  SEC (EDGAR data base): www.sec.gov

Statement of Additional Information

For more detailed information about each Fund and its policies, please read the Fund's Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

Annual and Semi-Annual Reports

Additional information about a Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Fund documents are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Quarterly Fund Holdings

Each Fund's most recent month end portfolio holdings are available approximately sixty days after month-end on the Funds' website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

Alger Electronic Delivery Service

The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds' website. To sign up for this free service, enroll at www.icsdelivery.com/alger.

Distributor: Fred Alger & Company, Incorporated

The Alger Funds  SEC File #811-1355

The Alger Funds II  SEC File #811-1743

Alger Global Growth Fund  SEC File #811-21308

The Alger Institutional Funds  SEC File #811-7986

Prospectus A-19/A-19

THE
ALGER FUNDS

Available for investment by Institutional Investors

Prospectus March 1, 2016

	Class	Ticker Symbol
Alger Capital Appreciation Fund	Z	ACAZX
Alger International Growth Fund	I	AIGIX
Alger International Growth Fund	Z	ALCZX
Alger Mid Cap Growth Fund	Z	AMCZX
Alger SMid Cap Growth Fund	I	ASIMX
Alger SMid Cap Growth Fund	Z	ASMZX
Alger Small Cap Growth Fund	Z	ASCZX
Alger Small Cap Focus Fund	I	AOFIX
Alger Small Cap Focus Fund	Z	AGOZX
Alger Health Sciences Fund	Z	AHSZX
Alger Growth & Income Fund	Z	AGIZX

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents

THE ALGER FUNDS
45	Summary Sections
45	Alger Capital Appreciation Fund
50	Alger International Growth Fund
60	Alger Mid Cap Growth Fund
65	Alger SMid Cap Growth Fund
75	Alger Small Cap Growth Fund
80	Alger Small Cap Focus Fund
92	Alger Health Sciences Fund
98	Alger Growth & Income Fund
103	Introduction: The Alger Funds
104	Hypothetical Investment and Expense Information
106	Additional Information About the Funds' Investment Strategies and Investments
113	Management and Organization
116	Financial Highlights
A-1 Shareholder Information
A-1	Distributor
A-1	Transfer Agent
A-1	Net Asset Value
A-2	Dividends and Distributions
A-3	Classes of Fund Shares
A-3	Purchasing and Redeeming Fund Shares
A-5	Exchanges
A-5	Other Purchase and Exchange Limitations
A-5 Limitations on Excessive Trading
A-7 Disclosure of Portfolio Holdings
A-8 Other Information
A-10 For Fund Information

Prospectus 44/216

Summary Sections

Alger Capital Appreciation Fund

Investment Objective

Alger Capital Appreciation Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Capital Appreciation Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.79%*
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.11%
Total Annual Fund Operating Expenses	.90%

*  The Fund and Fred Alger Management, Inc. have adopted fee breakpoints for Alger Capital Appreciation Fund. The management fee for assets up to $2 billion is .81%. The management fee for assets in excess of $2 billion is .65%, with an additional breakpoint of .60% for assets in excess of $4 billion. The actual rate paid as a percentage of average daily net assets for the period ended October 31, 2015, was .79%.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$92	$287	$498	$1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher

Prospectus 45/216

transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 141.43% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can invest in foreign securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited

Prospectus 46/216

product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 47/216

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 16.75%	Worst Quarter: Q3 2011 -15.41%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	6.56%	13.96%	13.90%
Return After Taxes on Distributions	4.67%	12.11%	12.05%
Return After Taxes on Distributions and Sale of Fund Shares	5.30%	10.84%	10.79%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	13.46%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prospectus 48/216

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Portfolio Manager Since June 2015
Patrick Kelly, CFA Executive Vice President, Portfolio Manager and Head of Alger Capital Appreciation and Spectra Strategies Since September 2004

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 49/216

Alger International Growth Fund

Investment Objective

Alger International Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger International Growth Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.34%
Total Annual Fund Operating Expenses	1.30%
Expense Reimbursement*	.15%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2017 to the extent necessary to limit the total annual fund operating expenses of the Class I Shares of the Fund to 1.15% of the class's average daily net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation at the time of the reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$117	$397	$699	$1,555

Prospectus 50/216

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 114.81% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

Prospectus 51/216

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

The following risks may also apply:

•  Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 52/216

Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter: Q3 2013 8.67%	Worst Quarter: Q3 2014 -4.24%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception
Class I (Inception 5/31/13)
Return Before Taxes	1.13%	4.17%
Return After Taxes on Distributions	0.98%	3.83%
Return After Taxes on Distributions and Sale of Fund Shares	0.64%	3.04%
MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)	-5.25%	0.42%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Prospectus 53/216

Management

Manager:	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Pedro V. Marcal Senior Vice President and Portfolio Manager Since May 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 54/216

Alger International Growth Fund

Investment Objective

Alger International Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger International Growth Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.32%
Total Annual Fund Operating Expenses	1.03%
Expense Reimbursement*	.14%*
Total Annual Fund Operating Expenses After Expense Reimbursement	.89%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2017 to the extent necessary to limit the total annual fund operating expenses of the Class Z Shares of the Fund to .89% of the class's average daily net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation at the time of the reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$91	$314	$555	$1,247

Prospectus 55/216

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 114.81% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's

Prospectus 56/216

price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

The following risks may also apply:

•  Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Previously, the Fund followed different investment strategies under the name "Alger Large Cap Growth Fund" and was managed by a different portfolio manager. Performance prior to May 31, 2013 reflects that prior management style and does not reflect the Fund's current investment strategies and investment personnel. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 57/216

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q3 2012 14.29%	Worst Quarter: Q3 2011 -14.31%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	1.37%	6.02%	5.96%
Return After Taxes on Distributions	1.17%	5.77%	5.71%
Return After Taxes on Distributions and Sale of Fund Shares	0.77%	4.60%	4.55%
MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)	-5.25%	1.51%	1.62%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Prospectus 58/216

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Pedro V. Marcal Senior Vice President and Portfolio Manager Since May 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 59/216

Alger Mid Cap Growth Fund

Investment Objective

Alger Mid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.76%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.00%
Total Annual Fund Operating Expenses	1.76%
Expense Reimbursement*	.71%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage and extraordinary expenses) through February 28, 2017, to the extent necessary to limit the annual operating expenses of the Fund's Class Z Shares to 1.05% of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation at the time of the reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$107	$485	$888	$2,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses

Prospectus 60/216

or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122.05% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2015, the market capitalization of the companies in these indexes ranged from $661.4 million to $30.4 billion.

The Fund can invest in foreign securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Mid Cap Securities Risk – there may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special

Prospectus 61/216

risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to May 28, 2015. Performance shown is that of the Fund's Class A Shares. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 19.64%	Worst Quarter: Q4 2008 -32.40%

Prospectus 62/216

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since 12/31/96
Class A (Inception 12/31/96)
Return Before Taxes	-6.97%	7.67%	4.48%	7.88%
Return After Taxes on Distributions	-6.97%	7.67%	3.60%	6.53%
Return After Taxes on Distributions and Sale of Fund Shares	-3.94%	6.04%	3.25%	6.09%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	-0.20%	11.54%	8.16%	8.27%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Portfolio Manager Since November 2010
Alex Goldman Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015

Prospectus 63/216

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Michael J. Melnyk, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013
Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 64/216

Alger SMid Cap Growth Fund

Investment Objective

Alger SMid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger SMid Cap Growth Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.25%
Total Annual Fund Operating Expenses	1.31%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$133	$415	$718	$1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110.40% of the average value of its portfolio.

Prospectus 65/216

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2015, the market capitalization of the companies in these indexes ranged from $18.7 million to $30.4 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can invest in foreign securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to
Prospectus 66/216

liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance prior to August 6, 2007, commencement of the Class I Share's operations, is that of the Fund's Class A Shares. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 67/216

Annual Total Return For Class I Shares* as of December 31 (%)

Best Quarter: Q2 2009 18.02%	Worst Quarter: Q4 2008 -28.32%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years		Since 5/8/02
Class I (Inception 8/6/07)
Return Before Taxes	-2.31%	8.09%	7.26	%*	7.97	%*
Return After Taxes on Distributions	-10.54%	4.57%	5.40	%*	6.40	%*
Return After Taxes on Distributions and Sale of Fund Shares	5.50%	6.27%	5.85	%*	6.54	%*
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	-0.19%	11.43%	8.49%		8.69%

*  Performance of the Fund's Class I Shares prior to August 6, 2007 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions

Prospectus 68/216

and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Jill Greenwald, CFA* Executive Vice President and Portfolio Manager Since Inception (5/8/02)

*  Jill Greenwald is currently on a temporary medical leave of absence. During Ms. Greenwald's absence, Dan C. Chung, Chief Executive Officer, Chief Investment Officer, and Portfolio Manager since January 2016, has primary responsibility for day-to-day management of the Fund's portfolio.

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 69/216

Alger SMid Cap Growth Fund

Investment Objective

Alger SMid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger SMid Cap Growth Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.18%
Total Annual Fund Operating Expenses	.99%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$101	$315	$547	$1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110.40% of the average value of its portfolio.

Prospectus 70/216

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2015, the market capitalization of the companies in these indexes ranged from $18.7 million to $30.4 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can invest in foreign securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to

Prospectus 71/216

liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 72/216

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 14.36%	Worst Quarter: Q3 2011 -22.67%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	-1.83%	8.45%	8.32%
Return After Taxes on Distributions	-10.01%	4.94%	4.82%
Return After Taxes on Distributions and Sale of Fund Shares	5.73%	6.56%	6.45%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	-0.19%	11.43%	11.28%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Prospectus 73/216

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Jill Greenwald, CFA* Executive Vice President and Portfolio Manager Since Inception (5/8/02)

*  Jill Greenwald is currently on a temporary medical leave of absence. During Ms. Greenwald's absence, Dan C. Chung, Chief Executive Officer, Chief Investment Officer, and Portfolio Manager since January 2016, has primary responsibility for day-to-day management of the Fund's portfolio.

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 74/216

Alger Small Cap Growth Fund

Investment Objective

Alger Small Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Growth Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.23%
Total Annual Fund Operating Expenses	1.04%
Expense Reimbursement*	.05%*
Total Annual Fund Operating Expenses After Expense Reimbursement	.99%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2017 to the extent necessary to limit the annual operating expenses of Class Z Shares of the Fund to .99% of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation at the time of the reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$101	$326	$569	$1,266

Prospectus 75/216

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 131.72% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad-based indexes of small capitalization stocks. At December 31, 2015, the market capitalization of the companies in these indexes ranged from $18.7 million to $6.4 billion.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Prospectus 76/216

The following risks may also apply:

•  Small Cap Securities Risk – there may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q4 2011 15.48%	Worst Quarter: Q3 2011 -22.89%

Prospectus 77/216

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	-3.23%	7.25%	7.10%
Return After Taxes on Distributions	-7.77%	4.90%	4.76%
Return After Taxes on Distributions and Sale of Fund Shares	1.98%	5.68%	5.56%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-1.38%	10.67%	10.47%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Jill Greenwald, CFA* Executive Vice President and Portfolio Manager Since November 2001
Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

*  Jill Greenwald is currently on a temporary medical leave of absence. During Ms. Greenwald's absence, Dan C. Chung, Chief Executive Officer, Chief Investment Officer, and Portfolio Manager since January 2016, has assumed Ms. Greenwald's responsibility for day-to-day management of the Fund's portfolio.

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified

Prospectus 78/216

deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 79/216

Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Focus Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.56%
Total Annual Fund Operating Expenses	1.56%
Expense Reimbursement**	.36%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%

*  The expense information in the table has been restated to reflect the current Management Fees.

**  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage and extraordinary expenses) through February 28, 2017 to the extent necessary to limit the annual operating expenses of Class I Shares of the Fund to 1.20% of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation at the time of the reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$122	$457	$816	$1,826

Prospectus 80/216

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162.44% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small capitalization stocks. At December 31, 2015, the market capitalization of the companies in the index ranged from $18.7 million to $6.4 billion. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

The Fund intends to invest a substantial portion of its assets in a small number of issuers, and will concentrate its holdings in a few industries. Generally the Fund will hold approximately 50 securities. The number of securities held by the Fund may occasionally exceed this range for a variety of reasons.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Prospectus 81/216

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks also apply:

•  Small Cap Securities Risk – there may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Less Diversified Portfolio Risk – the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

•  Concentration Risk – since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. In addition, companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Prospectus 82/216

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. Prior to August 7, 2015 the Fund compared its performance to the Russell 2500 Growth Index. From August 7 forward, the Fund will compare its performance to the Russell 2000 Growth Index to better reflect its investment strategies.

Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter: Q2 2009 22.64%	Worst Quarter: Q3 2011 -22.95%

Prospectus 83/216

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception
Class I (Inception 3/3/08)
Return Before Taxes	1.83%	9.23%	7.50%
Return After Taxes on Distributions	1.83%	7.17%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares	1.04%	7.16%	5.92%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-1.38%	10.67%	9.43%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	-0.19%	11.43%	9.52%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Prospectus 84/216

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 85/216

Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Focus Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.81%
Total Annual Fund Operating Expenses	1.56%
Expense Reimbursement**	.46%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%

*  The expense information in the table has been restated to reflect the current Management Fees and Expense Reimbursement.

**  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2017 to the extent necessary to limit the annual operating expenses of Class Z Shares of the Fund to 1.10% of the class's average net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation at the time of the reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$112	$448	$806	$1,817

Prospectus 86/216

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162.44% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small capitalization stocks. At December 31, 2015, the market capitalization of the companies in the index ranged from $18.7 million to $6.4 billion. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

The Fund intends to invest a substantial portion of its assets in a small number of issuers, and will concentrate its holdings in a few industries. Generally the Fund will hold approximately 50 securities. The number of securities held by the Fund may occasionally exceed this range for a variety of reasons.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Prospectus 87/216

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Small Cap Securities Risk – there may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Less Diversified Portfolio Risk – the Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

•  Concentration Risk – since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. In addition, companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Prospectus 88/216

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. Prior to August 7, 2015 the Fund compared its performance to the Russell 2500 Growth Index. From August 7 forward the Fund will compare its performance to the Russell 2000 Growth Index to better reflect its investment strategies.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 14.33%	Worst Quarter: Q3 2011 -22.98%

Prospectus 89/216

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	2.28%	9.51%	9.41%
Return After Taxes on Distributions	2.28%	7.45%	7.35%
Return After Taxes on Distributions and Sale of Fund Shares	1.29%	7.38%	7.29%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	-1.38%	10.67%	10.47%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	-0.19%	11.43%	11.28%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Prospectus 90/216

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 91/216

Alger Health Sciences Fund

Investment Objective

Alger Health Sciences Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.55%
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement*	.37%*
Total Annual Fund Operating Expenses After Expense Reimbursement	.99%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage and extraordinary expenses) through February 28, 2017 to the extent necessary to limit the annual operating expenses of the Fund's Class Z Shares to .99% of the class's average net assets. The expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation at the time of the reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$101	$394	$709	$1,603

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher

Prospectus 92/216

transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 133.92% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in private equity investments, which are securities for which there is no readily available market.

The Fund can invest in foreign securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.

Prospectus 93/216

Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Concentration Risk – since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

•  Liquidity Risk – the sale or transfer of private equity investments may be limited or prohibited by contract or law. Private equity securities are generally fair valued as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus 94/216

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to May 28, 2015. Performance shown is that of the Fund's Class A Shares. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 12.90%	Worst Quarter: Q4 2008 -16.20%

Prospectus 95/216

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since Inception (5/1/02)
Class A
Return Before Taxes	-3.01%	14.60%	9.28%	11.44%
Return After Taxes on Distributions	-7.15%	10.82%	7.11%	10.04%
Return After Taxes on Distributions and Sale of Fund Shares	0.51%	11.01%	7.09%	9.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%	6.88%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since October 2005
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus

Prospectus 96/216

positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 97/216

Alger Growth & Income Fund

Investment Objective

Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Growth & Income Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.585%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.325%
Total Annual Fund Operating Expenses	.91%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$93	$290	$504	$1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.83% of the average value of its portfolio.

Prospectus 98/216

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc, classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend-paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks. At December 31, 2015, the market capitalization of the companies in this index ranged from $1.8 billion to $606.4 billion.

The Fund can invest in foreign securities.

Principal Risks

Equity Securities Risk – As with any portfolio that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An

Prospectus 99/216

investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Income-Producing Securities Risk – companies may cut or fail to declare dividends due to market downturns or other reasons.

•  Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 100/216

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2013 10.60%	Worst Quarter: Q3 2015 -6.70%

Average Annual Total Return as of December 31, 2015

	1 Year	Since 3/1/12
Class Z (Inception 3/1/12)
Return Before Taxes	1.44%	11.97%
Return After Taxes on Distributions	-0.06%	10.60%
Return After Taxes on Distributions and Sale of Fund Shares	1.44%	8.97%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	13.29%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prospectus 101/216

Management

Investment Manager	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2011
Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since April 2012

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Prospectus 102/216

Introduction: The Alger Funds

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Each Fund other than Alger Capital Appreciation Fund and Alger Growth & Income Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days' prior notice of any change with respect to this policy. Other than Alger International Growth Fund, each Fund's investment objective may be changed by the Board of Trustees without shareholder approval. A Fund will provide its shareholders with at least 60 days' prior notice of any change to its investment objective.

All of a Fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund's other share classes due to the differences in charges or expenses. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

•  Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

•  Russell 2500 Growth Index: An index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market.

•  Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States.

Prospectus 103/216

Hypothetical Investment and Expense Information

Hypothetical investment and expense information, which is not required to be included in this Prospectus by the Securities and Exchange Commission, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Alger Capital Appreciation Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.10%	8.37%	12.81%	17.44%	22.25%	27.26%	32.48%	37.91%	43.57%	49.45%
End Investment Balance	$10,410	$10,837	$11,281	$11,744	$12,225	$12,726	$13,248	$13,791	$14,357	$14,945
Annual Expense	$92	$96	$100	$104	$108	$112	$117	$122	$127	$132

Alger International Growth Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.15%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.85%	7.69%	11.68%	15.81%	20.09%	24.54%	29.15%	33.92%	38.88%	44.02%
End Investment Balance	$10,385	$10,769	$11,168	$11,581	$12,009	$12,454	$12,915	$13,392	$13,888	$14,402
Annual Expense	$117	$138	$143	$148	$153	$159	$165	$171	$177	$184

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.89%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.11%	8.24%	12.54%	17.01%	21.65%	26.48%	31.50%	36.73%	42.15%	47.80%
End Investment Balance	$10,411	$10,824	$11,254	$11,701	$12,165	$12,648	$13,150	$13,673	$14,215	$14,780
Annual Expense	$91	$109	$114	$118	$123	$128	$133	$138	$144	$149

Prospectus 104/216

Alger Mid Cap Growth Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.05%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.95%	7.32%	10.80%	14.38%	18.09%	21.92%	25.87%	29.95%	34.16%	38.50%
End Investment Balance	$10,395	$10,732	$11,080	$11,438	$11,809	$12,192	$12,587	$12,995	$13,416	$13,850
Annual Expense	$107	$186	$192	$198	$205	$211	$218	$225	$232	$240

Alger SMid Cap Growth Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.69%	7.52%	11.48%	15.60%	19.86%	24.29%	28.87%	33.63%	38.56%	43.67%
End Investment Balance	$10,369	$10,752	$11,148	$11,560	$11,986	$12,429	$12,887	$13,363	$13,856	$14,367
Annual Expense	$133	$138	$143	$149	$154	$160	$166	$172	$178	$185

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.01%	8.18%	12.52%	17.03%	21.72%	26.60%	31.68%	36.96%	42.45%	48.17%
End Investment Balance	$10,401	$10,818	$11,252	$11,703	$12,172	$12,660	$13,168	$13,696	$14,245	$14,817
Annual Expense	$101	$105	$109	$114	$118	$123	$128	$133	$138	$144

Alger Small Cap Growth Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.99%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.01%	8.13%	12.41%	16.86%	21.49%	26.30%	31.30%	36.50%	41.91%	47.53%
End Investment Balance	$10,401	$10,813	$11,241	$11,686	$12,149	$12,630	$13,130	$13,650	$14,191	$14,753
Annual Expense	$101	$110	$115	$119	$124	$129	$134	$139	$145	$151

Alger Small Cap Focus Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.20%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.80%	7.37%	11.06%	14.88%	18.84%	22.92%	27.15%	31.53%	36.05%	40.73%
End Investment Balance	$10,380	$10,737	$11,106	$11,488	$11,884	$12,292	$12,715	$13,153	$13,605	$14,073
Annual Expense	$122	$165	$170	$176	$182	$189	$195	$202	$209	$216

Prospectus 105/216

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.10%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.90%	7.47%	11.17%	15.00%	18.95%	23.04%	27.28%	31.65%	36.18%	40.87%
End Investment Balance	$10,390	$10,747	$11,117	$11,500	$11,895	$12,304	$12,728	$13,165	$13,618	$14,087
Annual Expense	$112	$165	$171	$176	$182	$189	$195	$202	$209	$216

Alger Health Sciences Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.99%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.01%	7.80%	11.72%	15.79%	20.00%	24.37%	28.90%	33.59%	38.45%	43.49%
End Investment Balance	$10,401	$10,780	$11,172	$11,579	$12,000	$12,437	$12,890	$13,359	$13,845	$14,349
Annual Expense	$101	$144	$149	$155	$160	$166	$172	$178	$185	$192

Alger Growth & Income Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.09%	8.35%	12.78%	17.39%	22.19%	27.19%	32.39%	37.81%	43.44%	49.31%
End Investment Balance	$10,409	$10,835	$11,278	$11,739	$12,219	$12,719	$13,239	$13,781	$14,344	$14,931
Annual Expense	$93	$97	$101	$105	$109	$113	$118	$123	$128	$133

Additional Information About the Funds' Investment Strategies and Investments

Investment Objectives

Each of Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund and Alger Health Sciences Fund seeks long-term capital appreciation. Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Principal Investment Strategies and Related Risks

Each Fund invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. or foreign exchanges or in the over-the-counter market. The Funds invest primarily in "growth" stocks. Fred Alger Management, Inc. ("Alger Management" or the "Manager") believes that these companies tend to fall into one of two categories:

•  High Unit Volume Growth

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market

Prospectus 106/216

dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  Positive Life Cycle Change

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Each Fund other than Alger Capital Appreciation Fund, Alger International Growth Fund and Alger Health Sciences Fund must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Each Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Alger Capital Appreciation Fund

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential.

Alger International Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United

Prospectus 107/216

States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

Alger Mid Cap Growth Fund

The Fund focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks.

Alger SMid Cap Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that the Manager believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end.

Alger Small Cap Growth Fund

The Fund focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad-based indexes of small capitalization stocks.

Alger Small Cap Focus Fund

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small capitalization stocks. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and

Prospectus 108/216

information. For this purpose, technology companies are defined as companies engaged in the following industries: information technology services; biotechnology; health care technology; communications equipment; electronic equipment, instruments and components; health care equipment and supplies; internet software and services; life sciences tools and services; software; health care providers and services; technology hardware, storage and peripherals; pharmaceuticals; and semiconductors and semiconductor equipment. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Alger Management believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

The Fund intends to invest a substantial portion of its assets in a small number of issuers, and will concentrate its holdings in a few industries. Generally the Fund will hold approximately 50 securities. The number of securities held by the Fund may occasionally exceed this range for a variety of reasons.

The Fund may have substantial holdings in technology companies, and companies in similar industries may be similarly affected by particular economic or market events. Since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. Companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Alger Health Sciences Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

Prospectus 109/216

•  producers and manufacturers of medical, dental and optical supplies and equipment.

Since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in the applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

Alger Growth & Income Fund

The Fund invests primarily in equity securities such as common or preferred stocks which the Manager believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, the Manager classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks.

Companies in which the Fund invests may cut or fail to declare dividends due to market downturns or other reasons.

Equity Securities

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Fund's price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock's market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, a Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prospectus 110/216

Growth Stocks

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in a Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value. Expected growth may not be realized.

Investing in Midcap or Smallcap Companies

There is a possibility of greater risk by investing in medium-capitalization or small-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. The share prices of smaller companies tend to be more volatile than those of larger companies. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of medium market capitalization or smaller market capitalization.

Leverage

Alger Capital Appreciation Fund, Alger SMid Cap Growth Fund and Alger Small Cap Focus Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Funds have the potential to increase their returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. There is a risk that the cost of borrowing money to leverage may exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities

Alger International Growth Fund invests primarily in equity securities of foreign companies. Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Investing in emerging market countries involves higher levels of risk, including increased securities, currency, information, liquidity, industry, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a Fund to operational and

Prospectus 111/216

other risks as well. Some countries may have restrictions that could limit a Fund's access to attractive opportunities. Emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value. Additionally, some countries may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

U.S. Government Securities

U.S. Government Securities are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Illiquid and Restricted Securities

Each Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. A Fund may not invest more than 15% of its net assets (10% of net assets with respect to Alger International Growth Fund) in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, a Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities in an amount up to 15% of net assets (35% of

Prospectus 112/216

net assets, in the case of Alger Growth & Income Fund), pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Each Fund may invest in other securities that are not its principal strategy. The investment risks associated with such other investments are not principal risks of the Fund. These strategies and risks are described in the Statement of Additional Information. You should read that information carefully.

Management and Organization

Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2015) approximately $16.3 billion in mutual fund assets as well as $5.8 billion in other assets. The Manager makes investment decisions for each Fund and continuously reviews its investment program. These management responsibilities are subject to the supervision of the Board of Trustees. The Funds pay the Manager advisory fees at the following annual rates based on a percentage of average daily net assets: Alger Capital Appreciation Fund – .81% for assets up to $2 billion, .65% for assets between $2 billion and $4 billion, and .60% for assets in excess of $4 billion; Alger International Growth Fund – .71% for assets up to $1 billion and .60% for assets in excess of $1 billion; Alger Mid Cap Growth Fund – .76% for assets up to $1 billion and .70% for assets in excess of $1 billion; Alger SMid Cap Growth Fund and Alger Small Cap Growth Fund – .81% for assets up to $1 billion and .75% for assets in excess of $1 billion; Alger Small Cap Focus Fund – .75%; Alger Health Sciences Fund – .81% for assets up to $500 million and .65% for assets in excess of $500 million; and Alger Growth & Income Fund – .585% for assets up to $1 billion and .55% for assets in excess of $1 billion.

A discussion of the Trustees' basis for the approving the investment advisory agreement with respect to each Fund is available in the Fund's annual report to shareholders for its most recent October 31 fiscal year end.

Prospectus 113/216

Portfolio Managers Primarily Responsible for Day-to-Day Management of the Fund's Portfolio

Fund	Portfolio Managers	Since
Alger Capital Appreciation Fund	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004
Alger International Growth Fund	Pedro V. Marcal	May 2013
Alger Mid Cap Growth Fund	Ankur Crawford, Ph.D. Alex Goldman Teresa McRoberts Michael J. Melnyk, CFA Christopher R. Walsh, CFA	November 2010 February 2013 February 2015 February 2013 February 2013
Alger SMid Cap Growth Fund	Jill Greenwald, CFA*	Inception (5/8/02)
Alger Small Cap Growth Fund	Jill Greenwald, CFA* Amy Y. Zhang, CFA	November 2001 February 2015
Alger Small Cap Focus Fund	Amy Y. Zhang, CFA	February 2015
Alger Health Sciences Fund	Dan C. Chung, CFA Teresa McRoberts	October 2005 February 2015
Alger Growth & Income Fund	Dan C. Chung, CFA Gregory S. Adams, CFA	January 2011 April 2012

*   Jill Greenwald is currently on a temporary medical leave of absence. During Ms. Greenwald's absence, Dan C. Chung has assumed Ms. Greenwald's responsibility for day-to-day management of the Fund's portfolio.

•  Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.

•  Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

•  Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager, a Senior Vice President, and a Senior Analyst in 2010. She served as a Vice President and an Analyst from 2007 to 2010.

•  Mr. Goldman has been employed by the Manager since 2011. He became a Senior Vice President, a Senior Analyst and a portfolio manager in 2013. He served as a Vice President and an Analyst from 2011 through 2013. Prior to joining the Manager, he was a Research Analyst at Castlerock Management from 2006 to 2011.

•  Ms. Greenwald has been employed by the Manager since 2001 as a portfolio manager. She became an Executive Vice President in 2008.

•  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008 and Head of Alger Capital Appreciation and Spectra Strategies in 2015.

Prospectus 114/216

•  Mr. Marcal has been employed by the Manager since 2013 as a Senior Vice President and portfolio manager. Prior to joining the Manager, he was a Portfolio Manager at Allianz Global Investors (formerly Nicholas-Applegate Capital Management) from 1994 to 2013.

•   Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, a Senior Analyst and a Portfolio Manager. Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP from September 2013 to January 2015. Ms. McRoberts was self-employed from November 2009 to September 2013.

•  Mr. Melnyk has been employed by the Manager since 2007. He became a Senior Vice President and a Senior Analyst in 2009, and a portfolio manager in 2013.

•  Mr. Walsh has been employed by the Manager since 2001. He became a portfolio manager and a Senior Analyst in 2007, and a Senior Vice President in 2008.

•  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund securities.

Administrator

Pursuant to a separate Fund Administration Agreement, the Manager provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended. Each Fund pays the Administrator a fee at the annual rate of .0275% of the Fund's average daily net assets.

For more information, please see the Shareholder Information section beginning on Page A-1.

Prospectus 115/216

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the table has been audited by Deloitte & Touche LLP whose report, along with each Fund's financial statements, is included in the Annual Report, which is available upon request.

Alger Growth Opportunities Fund became Alger Small Cap Focus Fund on August 7, 2015.

Prospectus 116/216

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class Z

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	From 12/29/10 (commencement of operations) to 10/31/11 (i)
Net asset value, beginning of period	$23.35	$21.31	$16.68	$14.68	$14.52
Income from Investment Operations:
Net investment income (ii)	0.03	0.04	0.11	0.12	0.03
Net realized and unrealized gain on investments	2.00	3.53	4.76	1.88	0.13
Total from investment operations	2.03	3.57	4.87	2.00	0.16
Dividends from net investment income	—	—	(0.17)	—	—
Distributions from net realized gains	(3.23)	(1.53)	(0.07)	—	—
Net asset value, end of period	$22.15	$23.35	$21.31	$16.68	$14.68
Total return (iii)	9.54%	17.68%	29.58%	13.62%	1.10%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$620,355	$286,186	$183,790	$37,956	$2,329
Ratio of gross expenses to average net assets	0.90%	0.93%	0.93%	1.01%	7.14%
Ratio of expense reimbursements to average net assets	—	—	—	(0.04)%	(6.17)%
Ratio of net expenses to average net assets	0.90%	0.93%	0.93%	0.97%	0.97%
Ratio of net investment income (loss) to average net assets	0.12%	0.16%	0.58%	0.73%	0.25%
Portfolio turnover rate	141.43%	147.78%	123.81%	142.32%	163.79%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 117/216

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class I

	Year ended 10/31/15	Year ended 10/31/14	From 5/31/13 (commencement of operations) to 10/31/13 (i)
Net asset value, beginning of period	$15.27	$15.29	$13.94
Income from Investment Operations:
Net investment income (ii)	0.05	0.12	0.03
Net realized and unrealized gain (loss) on investments	0.41	(0.07)	1.32
Total from investment operations	0.46	0.05	1.35
Dividends from net investment income	(0.18)	(0.07)	—
Net asset value, end of period	$15.55	$15.27	$15.29
Total return (iii)	3.04%	0.31%	9.68%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$14,435	$3,722	$157
Ratio of gross expenses to average net assets	1.30%	1.27%	15.73%
Ratio of expense reimbursements to average net assets	(0.15)%	(0.12)%	(14.58)%
Ratio of net expenses to average net assets	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets	0.34%	0.76%	0.44%
Portfolio turnover rate	114.81%	97.50%	217.57%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 118/216

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class Z

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	From 12/29/10 (commencement of operations) to 10/31/11 (i)
Net asset value, beginning of period	$15.44	$15.35	$12.66	$11.94	$11.83
Income from Investment Operations:
Net investment income (ii)	0.12	0.13	0.33	0.08	0.04
Net realized and unrealized gain (loss) on investments	0.39	(0.04)	2.50	0.64	0.07
Total from investment operations	0.51	0.09	2.83	0.72	0.11
Dividends from net investment income	(0.22)	—	(0.14)	—	—
Net asset value, end of period	$15.73	$15.44	$15.35	$12.66	$11.94
Total return (iii)	3.27%	0.59%	22.56%	6.03%	0.90%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$19,326	$8,573	$2,277	$20,217	$20,832
Ratio of gross expenses to average net assets	1.03%	1.04%	1.12%	0.96%	1.01%
Ratio of expense reimbursements to average net assets	(0.14)%	(0.15)%	(0.13)%	—	(0.02)%
Ratio of net expenses to average net assets	0.89%	0.89%	0.99%	0.96%	0.99%
Ratio of net investment income (loss) to average net assets	0.73%	0.82%	2.50%	0.65%	0.37%
Portfolio turnover rate	114.81%	97.50%	217.57%	148.66%	66.70%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 119/216

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class Z

From 5/28/15 (commencement of operations) to 10/31/15 (i)
Net asset value, beginning of period	$11.70
Income from Investment Operations:
Net investment loss (ii)	(0.02)
Net realized and unrealized loss on investments	(1.01)
Total from investment operations	(1.03)
Net asset value, end of period	$10.67
Total return (iii)	(8.80)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$2,413
Ratio of gross expenses to average net assets	1.76%
Ratio of expense reimbursements to average net assets	(0.77)%
Ratio of net expenses to average net assets	0.99%
Ratio of net investment income (loss) to average net assets	(0.49)%
Portfolio turnover rate	122.05%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 120/216

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Growth Fund Class I

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$19.54	$21.09	$16.88	$15.35	$14.57
Income from Investment Operations:
Net investment loss (i)	(0.11)	(0.09)	(0.04)	(0.08)	(0.13)
Net realized and unrealized gain on investments	0.05	1.55	4.97	1.61	0.91
Total from investment operations	(0.06)	1.46	4.93	1.53	0.78
Distributions from net realized gains	(2.57)	(3.01)	(0.72)	—	—
Net asset value, end of period	$16.91	$19.54	$21.09	$16.88	$15.35
Total return (ii)	(0.48)%	7.70%	30.34%	10.00%	5.40%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$70,677	$699,237	$692,445	$545,397	$420,089
Ratio of gross expenses to average net assets	1.31%	1.27%	1.31%	1.23%	1.21%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.31%	1.27%	1.31%	1.23%	1.21%
Ratio of net investment income (loss) to average net assets	(0.62)%	(0.45)%	(0.22)%	(0.45)%	(0.79)%
Portfolio turnover rate	110.40%	91.59%	95.67%	81.09%	64.83%
(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 121/216

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Growth Fund Class Z

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	From 12/29/10 (commencement of operations) to 10/31/11 (i)
Net asset value, beginning of period	$19.63	$21.11	$16.84	$15.28	$15.86
Income from Investment Operations:
Net investment income (loss) (ii)	(0.06)	(0.02)	0.02	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	0.08	1.55	4.97	1.58	(0.51)
Total from investment operations	0.02	1.53	4.99	1.56	(0.58)
Distributions from net realized gains	(2.57)	(3.01)	(0.72)	—	—
Net asset value, end of period	$17.08	$19.63	$21.11	$16.84	$15.28
Total return (iii)	(0.02)%	8.07%	30.78%	10.21%	(3.70)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$134,051	$52,091	$67,852	$54,965	$24,124
Ratio of gross expenses to average net assets	0.99%	0.95%	0.96%	0.97%	1.06%
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.07)%
Ratio of net expenses to average net assets	0.99%	0.95%	0.96%	0.97%	0.99%
Ratio of net investment income (loss) to average net assets	(0.33)%	(0.13)%	0.13%	(0.14)%	(0.51)%
Portfolio turnover rate	110.40%	91.59%	95.67%	81.09%	64.83%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 122/216

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class Z

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	From 12/29/10 (commencement of operations) to 10/31/11 (i)
Net asset value, beginning of period	$9.04	$10.01	$7.79	$7.14	$7.43
Income from Investment Operations:
Net investment loss (ii)	(0.05)	(0.04)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	0.10	0.20	2.55	0.67	(0.25)
Total from investment operations	0.05	0.16	2.53	0.65	(0.29)
Distributions from net realized gains	(0.99)	(1.13)	(0.31)	—	—
Net asset value, end of period	$8.10	$9.04	$10.01	$7.79	$7.14
Total return (iii)	0.52%	1.73%	33.67%	9.10%	(3.90)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$22,002	$64,684	$79,723	$29,264	$26,137
Ratio of gross expenses to average net assets	1.04%	1.03%	1.05%	1.04%	1.13%
Ratio of expense reimbursements to average net assets	(0.05)%	(0.04)%	(0.06)%	(0.05)%	(0.14)%
Ratio of net expenses to average net assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	(0.55)%	(0.45)%	(0.18)%	(0.28)%	(0.72)%
Portfolio turnover rate	131.72%	88.98%	93.97%	72.59%	67.37%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 123/216

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class I

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	Year ended 10/31/11
Net asset value, beginning of period	$11.75	$13.17	$11.00	$10.90	$10.29
Income from Investment Operations:
Net investment loss (i)	(0.12)	(0.08)	(0.05)	(0.07)	(0.11)
Net realized and unrealized gain on investments	0.57	0.61	3.59	1.05	0.72
Total from investment operations	0.45	0.53	3.54	0.98	0.61
Distributions from net realized gains	(0.98)	(1.95)	(1.37)	(0.88)	—
Net asset value, end of period	$11.22	$11.75	$13.17	$11.00	$10.90
Total return (ii)	4.07%	4.50%	36.31%	9.90%	5.90%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$40,924	$2,359	$2,034	$1,349	$2,075
Ratio of gross expenses to average net assets	1.56%	2.19%	2.43%	3.20%	2.43%
Ratio of expense reimbursements to average net assets	(0.21)%	(0.84)%	(1.08)%	(1.89)%	(1.18)%
Ratio of net expenses to average net assets	1.35%	1.35%	1.35%	1.31%	1.25%
Ratio of net investment income (loss) to average net assets	(1.07)%	(0.70)%	(0.46)%	(0.62)%	(0.96)%
Portfolio turnover rate	162.44%	91.91%	92.82%	63.81%	66.59%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 124/216

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class Z

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	Year ended 10/31/12	From 12/29/10 (commencement of operations) to 10/31/11 (i)
Net asset value, beginning of period	$11.77	$13.16	$10.97	$10.85	$11.31
Income from Investment Operations:
Net investment loss (ii)	(0.08)	(0.05)	(0.02)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	0.57	0.61	3.58	1.04	(0.40)
Total from investment operations	0.49	0.56	3.56	1.00	(0.46)
Distributions from net realized gains	(0.98)	(1.95)	(1.37)	(0.88)	—
Net asset value, end of period	$11.28	$11.77	$13.16	$10.97	$10.85
Total return (iii)	4.43%	4.78%	36.61%	10.15%	(4.10)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$17,109	$3,368	$3,202	$2,426	$1,964
Ratio of gross expenses to average net assets	1.56%	2.11%	2.38%	2.69%	37.74%
Ratio of expense reimbursements to average net assets	(0.55)%	(1.01)%	(1.28)%	(1.59)%	(36.64)%
Ratio of net expenses to average net assets	1.01%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	(0.68)%	(0.45)%	(0.20)%	(0.38)%	(0.72)%
Portfolio turnover rate	162.44%	91.91%	92.82%	63.81%	66.59%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 125/216

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund Class Z

From 5/28/15 (commencement of operations) to 10/31/15 (i)
Net asset value, beginning of period	$25.03
Income from Investment Operations:
Net investment loss (ii)	(0.05)
Net realized and unrealized loss on investments	(3.22)
Total from investment operations	(3.27)
Net asset value, end of period	$21.76
Total return (iii)(iv)	(13.06)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$6,517
Ratio of gross expenses to average net assets	1.36%
Ratio of expense reimbursements to average net assets	(0.28)%
Ratio of net expenses to average net assets	1.08%
Ratio of net investment income (loss) to average net assets	(0.47)%
Portfolio turnover rate	133.92%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the efect of sales charges, if applicable.

(iv)  During the year ended October 31, 2015, the Alger Health Sciences Fund received a payment made by the Advisor due to a delay in recording the expense reimbursement for the Class Z shares that amounted to $0.02 per share. Had the Fund not received this payment, total return of the Class Z shares would have been lower by 0.08%.

Prospectus 126/216

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund Class Z

	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13	From 3/1/12 (commencement of operations) to 10/31/12 (i)
Net asset value, beginning of period	$33.57	$29.64	$24.43	$23.83
Income from Investment Operations:
Net investment income (ii)	0.66	0.63	0.59	0.34
Net realized and unrealized gain on investments	0.82	4.00	5.14	0.59
Total from investment operations	1.48	4.63	5.73	0.93
Dividends from net investment income	(0.58)	(0.70)	(0.52)	(0.33)
Distributions from net realized gains	(1.08)
Net asset value, end of period	$33.39	$33.57	$29.64	$24.43
Total return (iii)	4.53%	15.78%	23.74%	3.90%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$8,752	$8,441	$2,306	$1,087
Ratio of gross expenses to average net assets	0.91%	1.05%	1.36%	2.92%
Ratio of expense reimbursements to average net assets	—	(0.10)%	(0.41)%	(1.97)%
Ratio of net expenses to average net assets	0.91%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	1.99%	1.98%	2.18%	2.14%
Portfolio turnover rate	15.83%	21.20%	29.27%	45.36%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 127/216

Shareholder Information

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for a Fund is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund, especially Alger International Growth Fund ("International Fund"), Alger Emerging Markets Fund ("Emerging Fund") and Alger Global Growth Fund ("Global Fund"), that invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed, the value of the Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Funds are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to

Prospectus A-1/A-10

determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

Except as noted below, all Funds declare and pay dividends and distributions annually. These Funds expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 20% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Participants in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their individual plan accounts. Dividends and distributions may differ among classes of shares of a Fund.

Alger Growth & Income Fund declares and pays dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.

Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax

Prospectus A-2/A-10

situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of Alger Small Cap Growth Institutional Fund, Alger Mid Cap Growth Institutional Fund and Alger Capital Appreciation Institutional Fund offers two classes of shares (Class I and R Shares). Each of Alger International Growth Fund and Alger SMid Cap Growth Fund offers five classes of shares (Class A, B, C, I and Z Shares). Each of Alger Green Fund and Alger Mid Cap Focus Fund offers three classes of shares (Class A, C and I Shares). Each of Alger Capital Appreciation Focus Fund, Alger Small Cap Focus Fund, Alger Spectra Fund, and Alger Global Growth Fund offers four classes of shares (Class A, C, I and Z Shares). Alger Dynamic Opportunities Fund offers three classes of shares (Class A, C and Z Shares). Each of Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Health Sciences Fund and Alger Growth & Income Fund offers four classes of shares (Class A, B, C and Z Shares). Alger Emerging Markets Fund offers six classes of shares (Class A, C, I, Y, Y-2 and Z Shares). Class I, R, Y, Y-2 and Z Shares are offered by this Prospectus. Class A, B and C Shares, which are offered in a separate prospectus, are each subject to a sales charge. Class I, R and Z Shares are generally offered only to institutional investors, including, but not limited to, qualified pension and retirement plans. Class I Shares are subject to Distribution and/or Shareholder Servicing Fees of 0.25%. Class R Shares are subject to an additional Distribution (12b-1) Fee of 0.50%. Class Z Shares have no Distribution or Shareholder Servicing Fees.

Purchasing and Redeeming Fund Shares

Class I Shares are available to institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest. Class R Shares are available to retirement and benefit plans and other institutional investors which place orders through financial intermediaries that perform administrative and/or other services for these accounts and that have entered into special arrangements with the Funds and/or the Distributor specifically for such orders. Class R Shares are generally not available to retail, traditional, simple and Roth IRAs, Coverdell Educational Savings, SEPs, SAR SEPs, and individual 403(b) and individual 529 tuition accounts.

Class Y and Y-2 Shares (depending on the investment amount, as described below) are available for purchase by institutional investors such as qualified and non-qualified retirement, deferred compensation, and benefit plans, bank and trust

Prospectus A-3/A-10

companies, insurance companies, corporations, charitable organizations, endowments and foundations, government entities, and fund-of-funds. Class Y Shares are generally subject to a minimum initial investment and a minimum account size requirement of $500,000. Class Y-2 Shares are generally subject to a minimum initial investment and a minimum account size requirement of $5 million.

The Fund's Class Z Shares, which are generally subject to a minimum initial investment of $500,000, provide an investment vehicle for qualified or non-qualified retirement or employment benefit plans; banks, bank trust departments and trust companies; Section 529 college savings plans; asset-based fee programs; fee-paying clients of a registered investment advisor; corporations; insurance companies; registered investment companies; foundations and endowments; charitable, religious and educational institutions; and individual investors.

There is no maximum investment limit for Class I, Y, Y-2 or Z Shares.

The Distributor may waive the minimum initial investment of $500,000 for Class Z Shares of the Funds for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. As the Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for a waiver of the minimum initial investment.

The Funds' shares can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after a purchase or redemption request is received in good order by the transfer agent or other agent appointed by the Distributor. All orders for purchase of shares are subject to acceptance or rejection by the Funds or their transfer agent. The transfer agent pays for redemptions within seven days after it accepts a redemption request.

Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the "cost basis" of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or to certain types of entities (such as C corporations).

If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the

Prospectus A-4/A-10

Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.

Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the new cost basis reporting rules and, in particular, which cost basis calculation method is best for you.

Exchanges

You can exchange shares of a Fund for shares of another Fund, subject to certain restrictions. Shares of the Funds can be exchanged or redeemed via telephone under certain circumstances. The Funds and Transfer Agent have reasonable procedures in place to determine that telephone instructions are genuine. They include requesting personal identification and recording calls. If the Funds and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. For more information on telephone exchanges and redemptions, contact the Transfer Agent.

Other Purchase and Exchange Limitations

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Funds through an administrator or trustee that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.

Limitations on Excessive Trading

Each of the Funds, except for International Fund, Emerging Fund, and Global Fund, invests predominantly in U.S.-traded, highly liquid securities for which current New York Stock Exchange closing prices are readily available on a daily basis. Each of International Fund, Emerging Fund and Global Fund, may invest a significant amount of its assets in securities traded on foreign exchanges for which current New York Stock Exchange closing prices may not be readily available on a daily basis at the time the Fund prices its portfolio and determines its NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds

Prospectus A-5/A-10

recognize that the presence of small capitalization and medium capitalization securities and/or foreign securities in a Fund's portfolio and other circumstances may invite frequent and/or short-term trading by Fund shareholders, for whatever reason implemented (including the perception that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a Fund, increase the Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the Funds.

The Board of Trustees has adopted policies and procedures to discourage frequent and/or short-term trading of Fund shares. These policies and procedures allow a Fund to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Fund shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and neither the Fund nor the Manager will be responsible for any losses you may suffer as a result.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio. The Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts. The Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. For these and other reasons, there is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Prospectus A-6/A-10

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Funds' Chief Compliance Officer, President or Secretary.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of a Fund portfolios versus its peers or an index (such as P/E (or price to book) ratio, EPS forecasts, alpha, beta, capture ratio, standard

Prospectus A-7/A-10

deviation, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

Other Information

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If a Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund may pay the Distributor, Fred Alger & Company, Incorporated, or other entities, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing service and/or maintenance of shareholder accounts with respect to Class I and Class R Shares. This fee is included in the Fund's shareholder servicing fee. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

Additional Compensation. From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of a Fund's assets or 0.50% annually of a Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to request from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of a Fund, entry into target markets, and/or quality of

Prospectus A-8/A-10

service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust-sponsored retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount.

Each Fund and its agents reserve the right at any time to: reject or cancel all or any part of any purchase or exchange order; redeem all Fund shares modify any terms or conditions of purchase of shares of any Fund; or suspend, change or withdraw all or any part of the offering made by this prospectus. If the Fund rejects your purchase or exchange order, you may not be able to execute that transaction, and the Fund and its agents will not be responsible for any losses you may suffer as a result.

Prospectus A-9/A-10

For Fund Information:

By Telephone:  (800) 992-3362

By Mail:  Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02260-8480

Statement of Additional Information

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

Annual and Semi-Annual Reports

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Fund documents are also available on the EDGARdatabase on the SEC's Internet site at http://www.sec.gov.

Quarterly Fund Holdings

Each Fund's most recent month-end portfolio holdings are available approximately sixty days after month-end on the Fund's website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

Distributor: Fred Alger & Company, Incorporated

The Alger Institutional Funds  SEC File #811-7986

The Alger Funds  SEC File #811-1355

The Alger Funds II  SEC File #811-1743

Alger Global Growth Fund  SEC File #811-21308

Prospectus A-10/A-10